UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21474

               OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                              23.5%
--------------------------------------------------------------------------------
General Obligation                                                       12.3
--------------------------------------------------------------------------------
Special Tax                                                              10.8
--------------------------------------------------------------------------------
Special Assessment                                                        9.0
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                6.4
--------------------------------------------------------------------------------
Municipal Leases                                                          6.4
--------------------------------------------------------------------------------
Water Utilities                                                           4.2
--------------------------------------------------------------------------------
Highways/Railways                                                         3.6
--------------------------------------------------------------------------------
Adult Living Facilities                                                   3.4
--------------------------------------------------------------------------------
Multifamily Housing                                                       2.8

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                   32.6%
AA                     7.8
A                     10.0
BBB                   44.8
BB                     0.4
B                      0.3
Not Rated              4.1

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


             13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund's investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING        ENDING         EXPENSES
                              ACCOUNT          ACCOUNT        PAID DURING
                              VALUE            VALUE          6 MONTHS ENDED
                              (8/1/05)         (1/31/06)      JANUARY 31, 2006
--------------------------------------------------------------------------------
Class A Actual                $1,000.00        $1,013.90      $4.07
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00         1,021.17       4.08
--------------------------------------------------------------------------------
Class B Actual                 1,000.00         1,009.90       7.88
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00         1,017.39       7.91
--------------------------------------------------------------------------------
Class C Actual                 1,000.00         1,007.40       7.87
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00         1,017.39       7.91

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2006 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                0.80%
---------------------------------
Class B                1.55
---------------------------------
Class C                1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--110.7%
------------------------------------------------------------------------------------------------------------------
CALIFORNIA--100.6%
$      25,000  ABAG Finance Authority for NonProfit
               Corporations COP 1                              5.600%     11/01/2023   05/01/2006 A   $     25,024
------------------------------------------------------------------------------------------------------------------
       30,000  ABAG Finance Authority for NonProfit
               Corporations COP                                5.800      03/01/2023   03/01/2006 A         30,035
------------------------------------------------------------------------------------------------------------------
       50,000  ABAG Finance Authority for NonProfit
               Corporations COP (American Baptist
               Homes of the West)                              6.100      10/01/2017   10/01/2009 A         51,098
------------------------------------------------------------------------------------------------------------------
      250,000  ABAG Finance Authority for NonProfit
               Corporations COP (Lytton Gardens) 1             6.000      02/15/2019   02/15/2008 A        261,373
------------------------------------------------------------------------------------------------------------------
      335,000  ABAG Finance Authority for NonProfit
               Corporations, Series A 1                        5.770 2    04/20/2019   04/20/2012 A        156,314
------------------------------------------------------------------------------------------------------------------
      175,000  Adelanto Improvement Agency, Series B           5.500      12/01/2023   06/01/2006 A        176,232
------------------------------------------------------------------------------------------------------------------
       65,000  Adelanto Public Financing Authority             6.300      09/01/2028   03/01/2006 A         66,444
------------------------------------------------------------------------------------------------------------------
       95,000  Adelanto Public Financing Authority, Series B   7.250      09/15/2015   03/15/2006 A         95,111
------------------------------------------------------------------------------------------------------------------
      500,000  Alameda COP 1                                   5.750      12/01/2021   12/01/2006 A        519,625
------------------------------------------------------------------------------------------------------------------
       35,000  Alameda County COP
               (Alameda County Medical Center) 1               5.300      06/01/2026   06/01/2006 A         35,050
------------------------------------------------------------------------------------------------------------------
       10,000  Anaheim Public Financing Authority              5.000      10/01/2023   10/01/2008 A         10,411
------------------------------------------------------------------------------------------------------------------
       15,000  Anaheim Public Financing Authority
               (Electric Systems) 1                            5.000      10/01/2025   10/01/2008 A         15,556
------------------------------------------------------------------------------------------------------------------
    5,000,000  Anaheim Public Financing Authority RITES 3      9.520 4    12/28/2018   12/01/2007 A      5,759,950
------------------------------------------------------------------------------------------------------------------
       25,000  Angels Improvement Bond Act
               (Greenhorn Creek)                               5.600      09/02/2021   03/02/2006 A         25,132
------------------------------------------------------------------------------------------------------------------
       10,000  Apple Valley Improvement Bond Act 1915          6.900      09/02/2015   03/02/2006 A         10,324
------------------------------------------------------------------------------------------------------------------
       15,000  Aromas Water District                           5.600      09/01/2018   03/01/2006 A         15,006
------------------------------------------------------------------------------------------------------------------
       25,000  Atwater Community Facilities District           7.875      08/01/2015   08/01/2006 A         25,000
------------------------------------------------------------------------------------------------------------------
       20,000  Atwater Public Financing Authority
               (Sewer & Water)                                 5.500      05/01/2028   05/01/2009 A         20,442
------------------------------------------------------------------------------------------------------------------
       70,000  Atwater Redevel. Agency                         5.875      06/01/2022   06/01/2006 A         72,845
------------------------------------------------------------------------------------------------------------------
       15,000  Atwater Redevel. Agency (Downtown Redevel.)     5.500      06/01/2019   06/01/2010 A         15,569
------------------------------------------------------------------------------------------------------------------
    2,455,000  Aztec Shops Auxiliary Organization
               (San Diego State University) 1                  6.000      09/01/2031   09/01/2010 A      2,597,145
------------------------------------------------------------------------------------------------------------------
       25,000  Azusa COP 1                                     5.750      08/01/2020   02/01/2006 A         25,431
------------------------------------------------------------------------------------------------------------------
       25,000  Bakersfield City School District                5.125      08/01/2011   02/01/2006 A         25,244
------------------------------------------------------------------------------------------------------------------
       40,000  Bakersfield Improvement Bond Act 1915           5.600      09/02/2020   03/02/2006 A         41,216
------------------------------------------------------------------------------------------------------------------
       50,000  Bakersfield Improvement Bond Act 1915           6.100      09/02/2024   03/02/2006 A         51,509
------------------------------------------------------------------------------------------------------------------
       55,000  Bay Area Governments Assoc., Series A           5.800      12/15/2008   06/15/2006 A         56,085
------------------------------------------------------------------------------------------------------------------
       55,000  Bay Area Governments Assoc., Series A           6.000      12/15/2014   06/15/2006 A         56,124
------------------------------------------------------------------------------------------------------------------
       60,000  Bay Area Governments Assoc., Series A1          5.750      09/03/2019   03/03/2006 A         61,336
------------------------------------------------------------------------------------------------------------------
       20,000  Bay Area Governments Assoc., Series B1          7.000      09/03/2019   03/03/2006 A         20,459
------------------------------------------------------------------------------------------------------------------
       25,000  Beaumont Financing Authority, Series A          5.700      09/01/2035   09/01/2017 A         25,671
------------------------------------------------------------------------------------------------------------------
       45,000  Beaumont Financing Authority, Series A          6.000      09/01/2021   09/01/2015 A         48,409


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      15,000  Beaumont Financing Authority, Series A          6.875%     09/01/2027   09/01/2013 A   $     16,727
------------------------------------------------------------------------------------------------------------------
      120,000  Beaumont Financing Authority, Series A          7.000      09/01/2023   03/01/2006 A        121,481
------------------------------------------------------------------------------------------------------------------
       60,000  Beaumont Financing Authority, Series A          7.375      09/01/2032   09/01/2010 A         66,007
------------------------------------------------------------------------------------------------------------------
       15,000  Beaumont Financing Authority, Series B          6.000      09/01/2034   09/01/2015 A         15,740
------------------------------------------------------------------------------------------------------------------
      135,000  Berkeley GO                                     5.625      09/01/2027   03/01/2006 A        137,921
------------------------------------------------------------------------------------------------------------------
       10,000  Berkeley GO                                     5.650      09/01/2027   09/01/2006 A         10,217
------------------------------------------------------------------------------------------------------------------
       50,000  Blythe Redevel. Agency                          5.750      05/01/2034   05/01/2015 A         51,679
------------------------------------------------------------------------------------------------------------------
      750,000  Blythe Redevel. Agency
               (Redevel. Project No. 1 Tax Allocation)         6.200      05/01/2031   05/01/2011 A        792,848
------------------------------------------------------------------------------------------------------------------
      100,000  Bonita Canyon Public Facilities
               Financing Authority                             5.375      09/01/2028   03/01/2006 A        100,544
------------------------------------------------------------------------------------------------------------------
       25,000  Brawley Union High School District              5.000      08/01/2028   08/01/2007 A         25,851
------------------------------------------------------------------------------------------------------------------
       50,000  Brentwood Infrastructure Financing Authority    5.250      09/02/2016   09/02/2006 A         51,507
------------------------------------------------------------------------------------------------------------------
      100,000  Brisbane Public Financing Authority             6.000      05/01/2026   05/01/2008 A        102,485
------------------------------------------------------------------------------------------------------------------
      250,000  Burbank Community Facilities
               District Special Tax 5                          5.200      12/01/2023   12/01/2023          250,455
------------------------------------------------------------------------------------------------------------------
      100,000  CA Affordable Hsg. Agency
               (Merced County Hsg. Authority)                  6.500      01/01/2033   01/01/2013 A        102,478
------------------------------------------------------------------------------------------------------------------
    4,885,000  CA County Tobacco Securitization Agency
               (TASC)                                          5.000      06/01/2026   10/15/2015 B      4,771,912
------------------------------------------------------------------------------------------------------------------
      290,000  CA County Tobacco Securitization Agency
               (TASC)                                          5.500      06/01/2033   06/01/2012 A        296,110
------------------------------------------------------------------------------------------------------------------
      100,000  CA County Tobacco Securitization Agency
               (TASC)                                          5.750      06/01/2027   06/01/2012 A        103,500
------------------------------------------------------------------------------------------------------------------
    1,670,000  CA County Tobacco Securitization Agency
               (TASC) 1                                        5.750      06/01/2029   06/01/2012 A      1,728,450
------------------------------------------------------------------------------------------------------------------
      470,000  CA County Tobacco Securitization Agency
               (TASC)                                          5.750      06/01/2030   06/01/2012 A        486,450
------------------------------------------------------------------------------------------------------------------
       25,000  CA County Tobacco Securitization Agency
               (TASC)                                          5.875      06/01/2027   06/01/2012 A         26,042
------------------------------------------------------------------------------------------------------------------
      290,000  CA County Tobacco Securitization Agency
               (TASC)                                          5.875      06/01/2035   06/01/2012 A        301,615
------------------------------------------------------------------------------------------------------------------
      280,000  CA County Tobacco Securitization Agency
               (TASC)                                          5.875      06/01/2043   06/01/2012 A        291,214
------------------------------------------------------------------------------------------------------------------
      665,000  CA County Tobacco Securitization Agency
               (TASC)                                          6.000      06/01/2029   06/01/2012 A        697,173
------------------------------------------------------------------------------------------------------------------
      665,000  CA County Tobacco Securitization Agency
               (TASC)                                          6.000      06/01/2035   06/01/2012 A        696,880
------------------------------------------------------------------------------------------------------------------
      285,000  CA County Tobacco Securitization Agency
               (TASC)                                          6.000      06/01/2038   06/01/2012 A        298,711
------------------------------------------------------------------------------------------------------------------
      175,000  CA County Tobacco Securitization Agency
               (TASC)                                          6.000      06/01/2042   06/01/2012 A        183,419
------------------------------------------------------------------------------------------------------------------
       30,000  CA County Tobacco Securitization Agency
               (TASC)                                          6.000      06/01/2043   06/01/2012 A         31,443


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      50,000  CA County Tobacco Securitization Agency
               (TASC)                                          6.250%     06/01/2037   06/01/2012 A   $     53,075
------------------------------------------------------------------------------------------------------------------
       25,000  CA Department of Veterans Affairs
               Home Purchase 1                                 5.100      12/01/2019   06/01/2006 A         25,017
------------------------------------------------------------------------------------------------------------------
       30,000  CA Department of Veterans Affairs
               Home Purchase                                   5.200      12/01/2027   06/01/2006 A         30,017
------------------------------------------------------------------------------------------------------------------
       60,000  CA Department of Veterans Affairs
               Home Purchase 1                                 5.500      12/01/2019   01/09/2012 A         63,143
------------------------------------------------------------------------------------------------------------------
       15,000  CA Department of Water Resources
               (Center Valley)                                 5.000      12/01/2022   12/01/2007 A         15,542
------------------------------------------------------------------------------------------------------------------
      120,000  CA Department of Water Resources
               (Center Valley) 1                               5.250      07/01/2022   07/01/2006 A        122,110
------------------------------------------------------------------------------------------------------------------
       20,000  CA Department of Water Resources
               (Center Valley) 1                               5.400      07/01/2012   07/01/2006 A         20,036
------------------------------------------------------------------------------------------------------------------
       35,000  CA Educational Facilities Authority
               (Carnegie Institution of Washington)            5.600      10/01/2023   10/01/2006 A         35,065
------------------------------------------------------------------------------------------------------------------
       10,000  CA Educational Facilities Authority
               (Cedars-Sinai Medical Center)                   6.125      12/01/2019   12/01/2009 A         11,069
------------------------------------------------------------------------------------------------------------------
       65,000  CA Educational Facilities Authority
               (College & Universities)                        5.125      04/01/2017   04/01/2009 A         66,504
------------------------------------------------------------------------------------------------------------------
       10,000  CA Educational Facilities Authority
               (College & University Financing)                6.125      06/01/2009   06/01/2006 A         10,023
------------------------------------------------------------------------------------------------------------------
        5,000  CA Educational Facilities Authority
               (College & University Financing)                6.250      06/01/2018   06/01/2006 A          5,012
------------------------------------------------------------------------------------------------------------------
      110,000  CA Educational Facilities Authority
               (College of Osteopathic Medicine) 1             5.750      06/01/2018   06/01/2006 A        112,419
------------------------------------------------------------------------------------------------------------------
       25,000  CA Educational Facilities Authority
               (Stanford University)                           5.200      12/01/2027   12/01/2007 A         25,917
------------------------------------------------------------------------------------------------------------------
       40,000  CA Educational Facilities Authority
               (Student Loan Program)                          6.000      03/01/2016   03/01/2007 A         41,544
------------------------------------------------------------------------------------------------------------------
       80,000  CA Educational Facilities Authority
               (University of San Francisco) 1                 6.000      10/01/2026   10/01/2006 A         82,943
------------------------------------------------------------------------------------------------------------------
       35,000  CA Educational Facilities Authority
               (University of Southern California)             5.000      10/01/2028   10/01/2008 A         35,810
------------------------------------------------------------------------------------------------------------------
      335,000  CA Financing Authority
               (Wastewater Improvement) 1                      6.100      11/01/2033   11/01/2015 A        355,877
------------------------------------------------------------------------------------------------------------------
        5,000  CA GO                                           4.750      09/01/2018   03/01/2006 A          5,003
------------------------------------------------------------------------------------------------------------------
       60,000  CA GO                                           4.800      08/01/2014   08/01/2006 A         60,041
------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                           5.000      08/01/2018   08/01/2009 A         10,438
------------------------------------------------------------------------------------------------------------------
       45,000  CA GO                                           5.000      06/01/2019   06/01/2011 A         46,756
------------------------------------------------------------------------------------------------------------------
      150,000  CA GO                                           5.000      02/01/2021   02/01/2008 A        155,474
------------------------------------------------------------------------------------------------------------------
       50,000  CA GO                                           5.000      02/01/2023   02/01/2008 A         51,825
------------------------------------------------------------------------------------------------------------------
      450,000  CA GO 1                                         5.000      10/01/2023   10/01/2009 A        460,170
------------------------------------------------------------------------------------------------------------------
        5,000  CA GO                                           5.000      10/01/2023   10/01/2008 A          5,184


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      85,000  CA GO                                           5.000%     10/01/2023   10/01/2008 A   $     86,425
------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                           5.000      02/01/2025   02/01/2008 A         10,297
------------------------------------------------------------------------------------------------------------------
       60,000  CA GO                                           5.100      03/01/2010   03/02/2006 A         60,089
------------------------------------------------------------------------------------------------------------------
       90,000  CA GO                                           5.125      10/01/2017   04/01/2006 A         90,254
------------------------------------------------------------------------------------------------------------------
       25,000  CA GO                                           5.125      10/01/2017   04/01/2006 A         25,071
------------------------------------------------------------------------------------------------------------------
       25,000  CA GO                                           5.125      10/01/2027   10/01/2007 A         25,439
------------------------------------------------------------------------------------------------------------------
       50,000  CA GO                                           5.150      10/01/2019   04/01/2006 A         50,144
------------------------------------------------------------------------------------------------------------------
      390,000  CA GO 1                                         5.150      10/01/2019   04/01/2006 A        390,718
------------------------------------------------------------------------------------------------------------------
       25,000  CA GO                                           5.250      06/01/2016   06/01/2006 A         25,414
------------------------------------------------------------------------------------------------------------------
       25,000  CA GO                                           5.250      04/01/2018   04/01/2006 A         25,026
------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                           5.250      04/01/2019   04/01/2006 A         10,010
------------------------------------------------------------------------------------------------------------------
       50,000  CA GO                                           5.500      03/01/2009   03/01/2006 A         50,091
------------------------------------------------------------------------------------------------------------------
       15,000  CA GO                                           5.500      06/01/2013   06/02/2006 A         15,027
------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                           5.500      04/01/2019   04/01/2006 A         10,036
------------------------------------------------------------------------------------------------------------------
        5,000  CA GO                                           5.500      03/01/2020   03/01/2006 A          5,009
------------------------------------------------------------------------------------------------------------------
       15,000  CA GO                                           5.500      10/01/2022   04/01/2006 A         15,038
------------------------------------------------------------------------------------------------------------------
       25,000  CA GO                                           5.625      10/01/2023   10/01/2006 A         25,617
------------------------------------------------------------------------------------------------------------------
      330,000  CA GO 1                                         5.625      09/01/2024   09/01/2006 A        336,504
------------------------------------------------------------------------------------------------------------------
       15,000  CA GO                                           5.750      03/01/2015   03/01/2006 A         15,106
------------------------------------------------------------------------------------------------------------------
       35,000  CA GO                                           5.750      11/01/2017   05/01/2006 A         35,212
------------------------------------------------------------------------------------------------------------------
       35,000  CA GO                                           5.750      11/01/2017   05/01/2006 A         35,212
------------------------------------------------------------------------------------------------------------------
       25,000  CA GO                                           5.800      06/01/2013   06/01/2006 A         25,051
------------------------------------------------------------------------------------------------------------------
      155,000  CA GO                                           5.900      04/01/2023   04/01/2006 A        157,038
------------------------------------------------------------------------------------------------------------------
       75,000  CA GO                                           5.900      03/01/2025   03/01/2006 A         75,524
------------------------------------------------------------------------------------------------------------------
       20,000  CA GO                                           6.000      08/01/2015   02/01/2006 A         20,281
------------------------------------------------------------------------------------------------------------------
       20,000  CA GO                                           6.000      05/01/2018   05/01/2006 A         20,115
------------------------------------------------------------------------------------------------------------------
       15,000  CA GO                                           6.000      10/01/2021   04/01/2006 A         15,065
------------------------------------------------------------------------------------------------------------------
       40,000  CA GO                                           6.000      08/01/2024   08/01/2006 A         40,527
------------------------------------------------------------------------------------------------------------------
      605,000  CA GO 1                                         6.250      10/01/2019   04/01/2006 A        607,626
------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                           6.800      11/01/2008   05/01/2006 A         10,185
------------------------------------------------------------------------------------------------------------------
       45,000  CA Golden State Tobacco
               Securitization Corp.                            5.000      06/01/2017   06/01/2007 A         45,749
------------------------------------------------------------------------------------------------------------------
       25,000  CA Golden State Tobacco
               Securitization Corp.                            5.000      06/01/2020   06/01/2010 A         26,020
------------------------------------------------------------------------------------------------------------------
    4,330,000  CA Golden State Tobacco
               Securitization Corp.                            6.250      06/01/2033   09/11/2012 C      4,732,084
------------------------------------------------------------------------------------------------------------------
    3,245,000  CA Golden State Tobacco
               Securitization Corp.                            6.625      06/01/2040   06/01/2013 A      3,620,998
------------------------------------------------------------------------------------------------------------------
    3,060,000  CA Golden State Tobacco
               Securitization Corp.                            6.750      06/01/2039   06/01/2013 A      3,446,080
------------------------------------------------------------------------------------------------------------------
    1,865,000  CA Golden State Tobacco
               Securitization Corp.                            7.800      06/01/2042   06/01/2013 A      2,234,680


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   2,680,000  CA Golden State Tobacco
               Securitization Corp.                            7.900%     06/01/2042   06/01/2013 A   $  3,227,765
------------------------------------------------------------------------------------------------------------------
    1,715,000  CA Golden State Tobacco
               Securitization Corp. (TASC) 1                   7.875      06/01/2042   06/01/2013 A      2,062,888
------------------------------------------------------------------------------------------------------------------
    2,900,000  CA Golden State Tobacco
               Securitization Corp. (TASC) 1                   7.875      06/01/2042   06/01/2013 A      3,488,265
------------------------------------------------------------------------------------------------------------------
       40,000  CA Health Facilities Financing Authority
               (Catholic Healthcare West) 1                    5.000      07/01/2021   07/01/2006 A         40,246
------------------------------------------------------------------------------------------------------------------
       15,000  CA Health Facilities Financing Authority
               (Catholic Healthcare West)                      5.125      07/01/2024   07/01/2007 A         15,604
------------------------------------------------------------------------------------------------------------------
      160,000  CA Health Facilities Financing Authority
               (Catholic Healthcare West)                      6.000      07/01/2013   07/01/2006 A        160,352
------------------------------------------------------------------------------------------------------------------
       30,000  CA Health Facilities Financing Authority
               (Cedars-Sinai Medical Center) 1                 5.250      08/01/2027   08/01/2007 A         31,271
------------------------------------------------------------------------------------------------------------------
       10,000  CA Health Facilities Financing Authority
               (Children's Hospital) 1                         5.375      07/01/2016   07/01/2006 A         10,288
------------------------------------------------------------------------------------------------------------------
      270,000  CA Health Facilities Financing Authority
               (Children's Hospital)                           5.750      07/01/2023   03/01/2006 A        274,263
------------------------------------------------------------------------------------------------------------------
       35,000  CA Health Facilities Financing Authority
               (Community Program) 1                           7.200      01/01/2012   02/01/2006 A         35,496
------------------------------------------------------------------------------------------------------------------
       25,000  CA Health Facilities Financing Authority
               (Fellowship Homes) 1                            6.000      09/01/2019   09/01/2006 A         25,802
------------------------------------------------------------------------------------------------------------------
       80,000  CA Health Facilities Financing Authority
               (Marshall Hospital)                             5.000      11/01/2018   11/01/2006 A         80,039
------------------------------------------------------------------------------------------------------------------
       20,000  CA Health Facilities Financing Authority
               (Mercy Senior Hsg.)                             5.800      12/01/2018   06/01/2006 A         20,026
------------------------------------------------------------------------------------------------------------------
        5,000  CA Health Facilities Financing Authority
               (Small Facilities Loan), Series A               6.700      03/01/2011   03/01/2006 A          5,012
------------------------------------------------------------------------------------------------------------------
       45,000  CA Health Facilities Financing Authority
               (Small Facilities Loan), Series B 1             7.400      04/01/2014   04/01/2006 A         46,023
------------------------------------------------------------------------------------------------------------------
        5,000  CA Health Facilities Financing Authority
               (Sutter Health)                                 5.000      08/15/2017   08/15/2007 A          5,209
------------------------------------------------------------------------------------------------------------------
       10,000  CA HFA                                          5.650      02/01/2008   08/01/2006 A         10,277
------------------------------------------------------------------------------------------------------------------
       40,000  CA HFA (Multifamily Hsg.) 1                     5.375      08/01/2028   02/01/2009 A         40,971
------------------------------------------------------------------------------------------------------------------
       20,000  CA HFA (Multifamily Hsg.)                       5.375      02/01/2036   02/01/2009 A         20,221
------------------------------------------------------------------------------------------------------------------
       15,000  CA HFA (Multifamily Hsg.) 1                     5.400      08/01/2018   08/01/2008 A         15,549
------------------------------------------------------------------------------------------------------------------
      150,000  CA HFA (Multifamily Hsg.) 1                     5.450      08/01/2028   08/01/2010 A        153,825
------------------------------------------------------------------------------------------------------------------
       85,000  CA HFA (Multifamily Hsg.) 1                     5.850      02/01/2010   08/01/2006 A         87,247
------------------------------------------------------------------------------------------------------------------
      185,000  CA HFA (Multifamily Hsg.) 1                     5.950      08/01/2028   02/01/2009 A        189,784
------------------------------------------------------------------------------------------------------------------
      130,000  CA HFA (Multifamily Hsg.) 1                     6.050      08/01/2016   08/01/2006 A        133,913
------------------------------------------------------------------------------------------------------------------
       25,000  CA HFA (Multifamily Hsg.) 1                     6.050      08/01/2027   08/01/2006 A         25,787
------------------------------------------------------------------------------------------------------------------
       10,000  CA HFA (Multifamily Hsg.)                       6.050      08/01/2038   02/01/2009 A         10,255
------------------------------------------------------------------------------------------------------------------
       25,000  CA HFA (Multifamily Hsg.)                       6.150      08/01/2022   08/01/2006 A         25,668
------------------------------------------------------------------------------------------------------------------
       10,000  CA HFA (Single Family Mtg.)                     5.400      08/01/2028   02/01/2010 A         10,204


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      15,000  CA HFA (Single Family Mtg.), Series A           5.300%     08/01/2018   02/01/2010 A   $     15,112
------------------------------------------------------------------------------------------------------------------
       10,000  CA HFA (Single Family Mtg.), Series B           6.200      08/01/2014   10/01/2007 A         10,109
------------------------------------------------------------------------------------------------------------------
    2,030,000  CA HFA, Series A 1                              4.800      08/01/2012   08/01/2009 A      2,038,688
------------------------------------------------------------------------------------------------------------------
        5,000  CA HFA, Series B                                7.000      08/01/2014   02/01/2006 A          5,059
------------------------------------------------------------------------------------------------------------------
      465,000  CA HFA, Series B 1                              7.125      08/01/2024   02/01/2006 A        474,458
------------------------------------------------------------------------------------------------------------------
    2,500,000  CA Infrastructure & Economic Devel.
               (American Center for Wine & Food Arts)          5.700      12/01/2019   12/01/2009 A      2,664,375
------------------------------------------------------------------------------------------------------------------
       15,000  CA Infrastructure & Economic Devel.
               (Stockton Port District)                        5.375      07/01/2022   07/01/2010 A         15,686
------------------------------------------------------------------------------------------------------------------
       50,000  CA Infrastructure & Economic Devel.
               (Stockton Port District)                        5.500      07/01/2032   07/01/2011 A         51,702
------------------------------------------------------------------------------------------------------------------
       45,000  CA Loan Purchasing Finance Authority            5.600      10/01/2014   04/01/2006 A         45,091
------------------------------------------------------------------------------------------------------------------
       10,000  CA Maritime Infrastructure Authority
               (Santa Cruz Port District)                      5.750      05/01/2024   05/01/2014 A         10,002
------------------------------------------------------------------------------------------------------------------
      750,000  CA Pollution Control Financing Authority
               (Browning-Ferris Industries) 1                  6.750      09/01/2019   03/01/2007 A        754,515
------------------------------------------------------------------------------------------------------------------
      385,000  CA Pollution Control Financing Authority
               (General Motors Corp.)                          5.500      04/01/2008   04/01/2008          362,023
------------------------------------------------------------------------------------------------------------------
       30,000  CA Pollution Control Financing Authority
               (Sacramento Biosolids Facility)                 5.300      12/01/2017   12/01/2012 A         31,550
------------------------------------------------------------------------------------------------------------------
      165,000  CA Pollution Control Financing Authority
               (Sacramento Biosolids Facility)                 5.500      12/01/2024   12/01/2012 A        174,057
------------------------------------------------------------------------------------------------------------------
      155,000  CA Pollution Control Financing Authority
               (San Diego Gas & Electric Company) 1            5.850      06/01/2021   06/01/2006 A        155,301
------------------------------------------------------------------------------------------------------------------
       20,000  CA Pollution Control Financing Authority
               (Southern California Edison Company) 1          5.550      09/01/2031   09/01/2011 A         21,257
------------------------------------------------------------------------------------------------------------------
       90,000  CA Pollution Control Financing Authority
               (Southern California Water Company) 1           5.500      12/01/2026   06/01/2006 A         90,131
------------------------------------------------------------------------------------------------------------------
       10,000  CA Pollution Control Financing Authority
               Pollution Control
               (San Diego Gas & Electric Company)              5.850      06/01/2021   06/01/2006 A         10,019
------------------------------------------------------------------------------------------------------------------
      150,000  CA Public Works                                 5.250      12/01/2013   12/01/2006 A        150,254
------------------------------------------------------------------------------------------------------------------
       25,000  CA Public Works
               (Department of Corrections)                     5.000      09/01/2021   09/01/2008 A         26,121
------------------------------------------------------------------------------------------------------------------
       10,000  CA Public Works
               (Department of Corrections)                     5.625      11/01/2016   11/01/2006 A         10,380
------------------------------------------------------------------------------------------------------------------
      110,000  CA Public Works
               (Department of Food & Agriculture)              5.400      06/01/2013   06/01/2006 A        110,169
------------------------------------------------------------------------------------------------------------------
       80,000  CA Public Works (State Universities)            5.000      06/01/2023   06/01/2006 A         80,030
------------------------------------------------------------------------------------------------------------------
      105,000  CA Public Works (State Universities)            5.250      12/01/2013   06/01/2006 A        105,159
------------------------------------------------------------------------------------------------------------------
    2,085,000  CA Public Works (State Universities)            5.375      10/01/2017   10/01/2006 A      2,154,493
------------------------------------------------------------------------------------------------------------------
       50,000  CA Public Works (State Universities)            5.500      10/01/2013   10/01/2006 A         51,738
------------------------------------------------------------------------------------------------------------------
      165,000  CA Public Works (State Universities)            5.500      12/01/2018   06/01/2006 A        165,168
------------------------------------------------------------------------------------------------------------------
      230,000  CA Public Works (State Universities)            5.500      06/01/2021   06/01/2006 A        230,403


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000  CA Public Works (State Universities)            5.500%     06/01/2021   06/01/2006 A   $     25,024
------------------------------------------------------------------------------------------------------------------
       40,000  CA Public Works
               (Various California Universities Project)       5.500      06/01/2019   06/01/2006 A         40,100
------------------------------------------------------------------------------------------------------------------
        5,000  CA State University
               (San Diego State University)                    5.000      11/01/2018   11/01/2007 A          5,231
------------------------------------------------------------------------------------------------------------------
      100,000  CA Statewide CDA (Bouquet Canyon) 1             5.300      07/01/2018   07/01/2010 A        103,140
------------------------------------------------------------------------------------------------------------------
       95,000  CA Statewide CDA (CA Odd Fellow Hsg.)           5.375      10/01/2013   04/01/2006 A         95,097
------------------------------------------------------------------------------------------------------------------
       35,000  CA Statewide CDA (CA Odd Fellow Hsg.)           5.500      10/01/2023   04/01/2006 A         35,030
------------------------------------------------------------------------------------------------------------------
       35,000  CA Statewide CDA
               (CVHP/CVMC/FHH Obligated Group)                 5.125      04/01/2023   04/01/2008 A         36,425
------------------------------------------------------------------------------------------------------------------
    1,000,000  CA Statewide CDA (East Valley Tourist) 1        9.250      10/01/2020   10/01/2016 A      1,101,910
------------------------------------------------------------------------------------------------------------------
      400,000  CA Statewide CDA (East Valley Tourist) 1       11.000      10/01/2020   03/01/2007 C        410,048
------------------------------------------------------------------------------------------------------------------
       50,000  CA Statewide CDA (Eastfield Ming Quong) 1       5.625      06/01/2020   06/01/2006 A         51,374
------------------------------------------------------------------------------------------------------------------
       20,000  CA Statewide CDA (Escrow Term)                  6.750      09/01/2037   09/01/2014 A         20,416
------------------------------------------------------------------------------------------------------------------
      400,000  CA Statewide CDA (Fairfield Apartments) 1       6.500      01/01/2016   10/10/2011 B        392,684
------------------------------------------------------------------------------------------------------------------
      250,000  CA Statewide CDA (Live Oak School) 1            6.750      10/01/2030   10/01/2011 A        266,088
------------------------------------------------------------------------------------------------------------------
      100,000  CA Statewide CDA (Quail Ridge Apartments) 1     5.375      07/01/2032   07/01/2014 A        101,961
------------------------------------------------------------------------------------------------------------------
      480,000  CA Statewide CDA (Rio Bravo) 1                  6.300      12/01/2018   06/01/2006 A        487,402
------------------------------------------------------------------------------------------------------------------
      335,000  CA Statewide CDA (Sycamore) 1                   6.000      03/20/2038   03/20/2017 A        363,019
------------------------------------------------------------------------------------------------------------------
      100,000  CA Statewide CDA COP (Internext Group)          5.375      04/01/2017   04/01/2010 A        102,243
------------------------------------------------------------------------------------------------------------------
      180,000  CA Statewide CDA COP
               (Motion Picture & TV Fund)                      5.375      01/01/2020   07/01/2006 A        180,297
------------------------------------------------------------------------------------------------------------------
      500,000  CA Statewide CDA COP INFLOS 3                   7.704 4    10/01/2011   03/15/2010 B        575,585
------------------------------------------------------------------------------------------------------------------
      960,000  CA Statewide Financing Authority
               Tobacco Settlement (TASC)                       5.625      05/01/2029   07/30/2010 C        986,861
------------------------------------------------------------------------------------------------------------------
      955,000  CA Statewide Financing Authority
               Tobacco Settlement (TASC)                       5.625      05/01/2029   04/04/2011 C        981,721
------------------------------------------------------------------------------------------------------------------
      250,000  CA Statewide Financing Authority
               Tobacco Settlement (TASC)                       6.000      05/01/2037   05/01/2012 A        261,890
------------------------------------------------------------------------------------------------------------------
       10,000  CA Universities & Colleges                      5.800      09/01/2007   03/01/2006 A         10,019
------------------------------------------------------------------------------------------------------------------
       50,000  CA University (Fullerton Student Union) 1       5.400      03/01/2016   03/01/2006 A         51,092
------------------------------------------------------------------------------------------------------------------
       30,000  CA University (Fullerton Student Union) 1       5.400      03/01/2021   03/01/2006 A         30,648
------------------------------------------------------------------------------------------------------------------
       25,000  CA University (Northridge) 1                    5.000      11/01/2022   11/01/2007 A         26,111
------------------------------------------------------------------------------------------------------------------
       45,000  CA Valley Health System COP                     6.875      05/15/2023   05/15/2006 A         45,060
------------------------------------------------------------------------------------------------------------------
      425,000  CA Valley Health System, Series A               6.500      05/15/2025   05/15/2008 A        437,074
------------------------------------------------------------------------------------------------------------------
      100,000  CA Veterans GO                                  4.700      12/01/2012   06/01/2006 A        100,031
------------------------------------------------------------------------------------------------------------------
    5,000,000  CA Veterans GO                                  4.700      12/01/2017   06/01/2015 A      5,085,550
------------------------------------------------------------------------------------------------------------------
       90,000  CA Veterans GO                                  5.125      12/01/2019   06/01/2006 A         90,034
------------------------------------------------------------------------------------------------------------------
    1,680,000  CA Veterans GO 1                                5.400      12/01/2015   12/01/2008 A      1,769,258
------------------------------------------------------------------------------------------------------------------
      150,000  CA Veterans GO                                  5.500      12/01/2020   06/01/2006 A        152,585
------------------------------------------------------------------------------------------------------------------
      500,000  CA Veterans GO 1                                5.600      12/01/2032   06/01/2006 A        508,340
------------------------------------------------------------------------------------------------------------------
    1,000,000  CA Veterans GO, Series B                        5.450      12/01/2017   06/01/2006 A      1,010,450


             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     630,000  CA Veterans GO, Series BH 1                     5.500%     12/01/2024   06/01/2006 A   $    630,901
------------------------------------------------------------------------------------------------------------------
      145,000  CA Veterans GO, Series BH                       5.600      12/01/2032   06/01/2006 A        146,092
------------------------------------------------------------------------------------------------------------------
      125,000  CA Veterans GO, Series BP                       5.500      12/01/2026   06/01/2006 A        125,085
------------------------------------------------------------------------------------------------------------------
      100,000  CA Veterans GO, Series BT                       5.000      12/01/2012   06/01/2006 A        101,138
------------------------------------------------------------------------------------------------------------------
       10,000  CA Veterans GO, Series BT                       5.100      12/01/2013   12/01/2006 A         10,115
------------------------------------------------------------------------------------------------------------------
    1,790,000  CA Veterans GO, Series BT                       5.375      12/01/2016   06/01/2006 A      1,810,943
------------------------------------------------------------------------------------------------------------------
      140,000  CA Veterans GO, Series BX                       5.500      12/01/2031   06/01/2007 A        142,290
------------------------------------------------------------------------------------------------------------------
       15,000  CA Veterans GO, Series BZ                       5.350      12/01/2021   06/01/2008 A         15,258
------------------------------------------------------------------------------------------------------------------
       75,000  CA Water Resource Devel. GO, Series N           5.500      06/01/2011   06/01/2006 A         75,136
------------------------------------------------------------------------------------------------------------------
       25,000  CA Water Resource Devel. GO, Series P           5.800      06/01/2014   06/01/2006 A         25,051
------------------------------------------------------------------------------------------------------------------
       50,000  CA Water Resource Devel. GO, Series Q           5.000      03/01/2016   03/02/2006 A         50,071
------------------------------------------------------------------------------------------------------------------
       10,000  Calabasas Special Tax                           6.250      09/01/2018   09/01/2011 A         10,482
------------------------------------------------------------------------------------------------------------------
      145,000  Calabasas Special Tax                           6.250      09/01/2031   09/01/2013 A        151,798
------------------------------------------------------------------------------------------------------------------
      715,000  Calaveras County Special Tax
               Community Facilities District No. 2             7.000      09/01/2026   09/01/2011 A        781,724
------------------------------------------------------------------------------------------------------------------
       50,000  Calleguas-Las Virgines Public Financing
               Authority Municipal Water District 1            5.000      11/01/2023   07/30/2010 C         52,348
------------------------------------------------------------------------------------------------------------------
       45,000  Camarillo Hsg. (Park Glenn Apartments) 1        5.400      03/01/2028   03/01/2008 A         45,473
------------------------------------------------------------------------------------------------------------------
       60,000  Camrosa Water District 1                        5.500      01/15/2011   07/15/2006 A         61,011
------------------------------------------------------------------------------------------------------------------
      140,000  Capistrano USD                                  5.875      09/01/2031   09/01/2011 A        144,078
------------------------------------------------------------------------------------------------------------------
       75,000  Capistrano USD
               (Las Flores) 1                                  5.000      09/01/2023   09/01/2010 A         78,442
------------------------------------------------------------------------------------------------------------------
      130,000  Carlsbad Hsg. & Redevel. Commission
               Tax Allocation                                  5.250      09/01/2019   03/02/2006 A        130,203
------------------------------------------------------------------------------------------------------------------
      110,000  Carson Improvement Bond Act 3                   7.375      09/02/2022   03/02/2006 A        113,146
------------------------------------------------------------------------------------------------------------------
      250,000  Carson Redevel. Agency                          6.000      01/01/2028   01/01/2014 A        258,653
------------------------------------------------------------------------------------------------------------------
       80,000  Castaic Union School District                   8.500      10/01/2013   04/01/2006 A         80,282
------------------------------------------------------------------------------------------------------------------
        5,000  Central CA Joint Powers Health Financing
               Authority COP (FCH/CCH/SCH/CALC/CHCC/
               SMCH Obligated Group)                           5.500      02/01/2015   02/01/2006 A          5,004
------------------------------------------------------------------------------------------------------------------
       30,000  Central CA Unified School District              5.625      03/01/2018   03/01/2006 A         30,060
------------------------------------------------------------------------------------------------------------------
      235,000  Central Coast Water Authority                   5.000      10/01/2012   10/01/2006 A        242,414
------------------------------------------------------------------------------------------------------------------
      250,000  Central Coast Water Authority                   5.000      10/01/2013   10/01/2006 A        257,888
------------------------------------------------------------------------------------------------------------------
      500,000  Central Coast Water Authority                   5.000      10/01/2016   10/01/2006 A        516,015
------------------------------------------------------------------------------------------------------------------
       45,000  Central Coast Water Authority 1                 5.000      10/01/2022   10/01/2006 A         46,349
------------------------------------------------------------------------------------------------------------------
      150,000  Central Coast Water Authority                   5.150      10/01/2009   10/01/2006 A        154,952
------------------------------------------------------------------------------------------------------------------
       50,000  Central Contra Costa Sanitation District 1      5.000      09/01/2022   09/01/2010 A         52,762
------------------------------------------------------------------------------------------------------------------
      150,000  Central Valley Financing Authority
               Cogeneration Project (Carson Ice) 1             5.200      07/01/2020   07/01/2006 A        150,230
------------------------------------------------------------------------------------------------------------------
       55,000  Chico (Walker Senior Hsg. Corp.) 1              5.700      11/01/2023   05/01/2006 A         55,058
------------------------------------------------------------------------------------------------------------------
       55,000  Chino Community Facilities District             5.750      09/01/2034   09/01/2014 A         56,553
------------------------------------------------------------------------------------------------------------------
       25,000  Chino Community Facilities District             6.000      09/01/2014   09/01/2009 A         25,707


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      35,000  Chino Hills Improvement Bond Act 1915           7.500%     09/02/2016   03/02/2006 A   $     36,118
------------------------------------------------------------------------------------------------------------------
       15,000  Chowchilla Improvement Bond Act 1915            6.700      09/02/2027   09/02/2014 A         15,449
------------------------------------------------------------------------------------------------------------------
       55,000  Chula Vista Community Facilities District
               (Eastlake Woods)                                5.700      09/01/2016   09/01/2013 A         57,519
------------------------------------------------------------------------------------------------------------------
      210,000  Chula Vista Redevel. Agency                     5.375      09/01/2029   09/01/2006 A        216,573
------------------------------------------------------------------------------------------------------------------
       25,000  Chula Vista Redevel. Agency (Bayfront)          7.625      09/01/2024   03/01/2006 A         25,781
------------------------------------------------------------------------------------------------------------------
       25,000  Chula Vista Redevel. Agency (Bayfront)          8.000      05/01/2014   05/01/2006 A         25,494
------------------------------------------------------------------------------------------------------------------
      500,000  Chula Vista Redevel. Agency (Bayfront)          8.250      05/01/2024   05/01/2006 A        515,750
------------------------------------------------------------------------------------------------------------------
       60,000  Chula Vista Special Tax                         7.625      09/01/2029   09/01/2009 A         69,109
------------------------------------------------------------------------------------------------------------------
       20,000  Clayton Redevel. Agency                         5.500      08/01/2024   02/01/2006 A         20,204
------------------------------------------------------------------------------------------------------------------
      980,000  Coalinga Regional Medical Center COP 1          5.000      09/01/2014   09/01/2008 B        972,679
------------------------------------------------------------------------------------------------------------------
      640,000  Coast Community College District COP 1          5.500      02/01/2011   08/01/2006 A        659,987
------------------------------------------------------------------------------------------------------------------
      175,000  Colton Joint Unified School District            5.700      09/01/2034   09/01/2013 A        178,526
------------------------------------------------------------------------------------------------------------------
       30,000  Colton Public Financing Authority               5.300      08/01/2027   08/01/2008 A         31,639
------------------------------------------------------------------------------------------------------------------
       20,000  Colton Redevel. Agency (West Valley)            6.375      09/01/2035   09/01/2006 A         20,013
------------------------------------------------------------------------------------------------------------------
      815,000  Commerce CDC Tax Allocation                     5.750      08/01/2010   08/01/2007 A        847,103
------------------------------------------------------------------------------------------------------------------
      500,000  Compton Community Redevel.
               Agency Tax Allocation                           6.500      08/01/2013   08/01/2006 A        511,315
------------------------------------------------------------------------------------------------------------------
       40,000  Concord Joint Powers Financing Authority
               (Concord Police Facilities)                     5.250      08/01/2019   08/01/2006 A         40,028
------------------------------------------------------------------------------------------------------------------
    3,075,000  Contra Costa County Special Tax
               Community Facilities District 1                 5.580      08/01/2016   08/01/2008 A      3,143,357
------------------------------------------------------------------------------------------------------------------
       15,000  Contra Costa Water District 1                   5.000      10/01/2022   10/01/2007 A         15,367
------------------------------------------------------------------------------------------------------------------
       50,000  Coronado Community Devel.                       5.500      09/01/2022   09/01/2006 A         51,573
------------------------------------------------------------------------------------------------------------------
       30,000  Crescent City Public Financing Authority        7.750      09/15/2012   03/15/2006 A         30,067
------------------------------------------------------------------------------------------------------------------
       20,000  Culver City USD GO                              5.700      08/01/2025   08/01/2007 A         20,924
------------------------------------------------------------------------------------------------------------------
       25,000  Davis Joint USD                                 6.100      08/15/2023   02/15/2006 A         25,213
------------------------------------------------------------------------------------------------------------------
       15,000  Davis Public Facilities Financing Authority
               (Mace Ranch Area)                               6.300      09/01/2023   09/01/2009 A         15,492
------------------------------------------------------------------------------------------------------------------
       10,000  Dixon Public Financing Authority                5.700      09/02/2020   03/02/2008 A         10,080
------------------------------------------------------------------------------------------------------------------
      245,000  Duarte COP (Hope National Medical Center) 1     5.250      04/01/2024   04/01/2009 A        251,735
------------------------------------------------------------------------------------------------------------------
       15,000  Duarte Hsg. (Heritage Park Apartments)          5.850      05/01/2030   11/01/2007 A         15,520
------------------------------------------------------------------------------------------------------------------
       25,000  East Bay Municipal Utility District 1           5.000      06/01/2013   06/01/2006 A         25,646
------------------------------------------------------------------------------------------------------------------
       15,000  East Bay Municipal Utility District             5.000      06/01/2014   06/01/2006 A         15,391
------------------------------------------------------------------------------------------------------------------
       75,000  East Bay Municipal Utility District 1           5.000      06/01/2026   06/01/2006 A         76,769
------------------------------------------------------------------------------------------------------------------
      490,000  East Bay Municipal Utility District
               (Wastewater Treatment System)                   5.000      06/01/2016   06/01/2006 A        502,774
------------------------------------------------------------------------------------------------------------------
       50,000  Eastern CA Municipal Water District             5.500      09/01/2024   03/01/2006 A         50,015
------------------------------------------------------------------------------------------------------------------
      125,000  Eastern CA Municipal Water District             5.875      09/01/2034   03/01/2006 A        127,536
------------------------------------------------------------------------------------------------------------------
       80,000  Eastern CA Municipal Water District
               (Crown Valley Village)                          5.500      09/01/2028   03/01/2006 A         81,537
------------------------------------------------------------------------------------------------------------------
       15,000  Eastern CA Municipal Water District
               (Crown Valley Village)                          5.625      09/01/2034   03/01/2006 A         15,301


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000  Eastern CA Municipal Water District
               Community Facilities Special Tax                5.950%     09/01/2033   03/01/2006 A   $     25,507
------------------------------------------------------------------------------------------------------------------
       15,000  El Centro Redevel. Agency                       5.500      11/01/2026   11/01/2008 A         15,502
------------------------------------------------------------------------------------------------------------------
       25,000  El Dorado County Public Agency
               Financing Authority                             5.500      02/15/2021   02/15/2006 A         25,523
------------------------------------------------------------------------------------------------------------------
      145,000  El Dorado County Special Tax                    6.250      09/01/2029   09/01/2009 A        150,420
------------------------------------------------------------------------------------------------------------------
       50,000  El Monte Public Financing Authority 1           5.750      06/01/2028   06/01/2010 A         50,847
------------------------------------------------------------------------------------------------------------------
       25,000  El Monte Public Financing Authority
               (El Monte Community Redevel.) 1                 5.750      06/01/2028   06/01/2010 A         25,424
------------------------------------------------------------------------------------------------------------------
       10,000  Elk Grove Special Tax
               (East Franklin Community)                       5.850      08/01/2036   08/01/2009 A         10,517
------------------------------------------------------------------------------------------------------------------
       75,000  Elk Grove Special Tax
               (East Franklin Community)                       6.000      08/01/2033   08/01/2007 A         80,463
------------------------------------------------------------------------------------------------------------------
       25,000  Emeryville Public Financing Authority           6.100      09/01/2012   03/01/2006 A         25,314
------------------------------------------------------------------------------------------------------------------
      145,000  Emeryville Public Financing Authority 1         6.200      09/01/2025   09/01/2006 A        147,337
------------------------------------------------------------------------------------------------------------------
    1,000,000  Escondido Joint Powers Financing Authority
               (California Center for the Arts) 1              6.000      09/01/2018   03/01/2006 A      1,009,370
------------------------------------------------------------------------------------------------------------------
       20,000  Etiwanda School District                        6.250      09/01/2022   03/01/2006 A         20,406
------------------------------------------------------------------------------------------------------------------
      105,000  Etiwanda School District Facilities
               District No. 7 Special Tax                      5.900      09/01/2031   09/01/2011 A        108,184
------------------------------------------------------------------------------------------------------------------
       30,000  Fairfield Improvement Bond Act 1915
               (Green Valley Road/Mangels Blvd.)               7.200      09/02/2009   03/02/2006 A         30,970
------------------------------------------------------------------------------------------------------------------
       15,000  Florin Resource Conservation District COP 3     6.000      02/01/2029   02/01/2015 A         15,287
------------------------------------------------------------------------------------------------------------------
       25,000  Folsom Public Financing Authority               5.400      09/02/2020   03/02/2008 A         25,153
------------------------------------------------------------------------------------------------------------------
       25,000  Folsom Public Financing Authority               5.625      09/02/2020   03/02/2011 A         25,597
------------------------------------------------------------------------------------------------------------------
       20,000  Folsom Special Tax Community
               Facilities District No. 7                       6.000      09/01/2024   09/01/2011 A         21,054
------------------------------------------------------------------------------------------------------------------
      140,000  Fontana Special Tax (Sierra Hills)              6.000      09/01/2034   09/01/2014 A        146,829
------------------------------------------------------------------------------------------------------------------
       10,000  Fresno USD                                      5.375      08/01/2021   08/01/2006 A         10,201
------------------------------------------------------------------------------------------------------------------
      100,000  Fresno Water System, Series A                   5.000      06/01/2024   06/01/2008 A        104,159
------------------------------------------------------------------------------------------------------------------
       25,000  Fullerton Community Facilities District
               No. 1 Special Tax (Amerige Heights)             6.200      09/01/2032   09/01/2012 A         26,376
------------------------------------------------------------------------------------------------------------------
       80,000  Fullerton School District Special Tax           6.300      09/01/2023   09/01/2013 A         85,894
------------------------------------------------------------------------------------------------------------------
       25,000  Galt Improvement Bond Act 1915                  5.900      09/02/2022   03/02/2006 A         25,757
------------------------------------------------------------------------------------------------------------------
       30,000  Garden Grove COP
               (Bahia Village/Emerald Isle) 1                  5.700      08/01/2023   02/01/2006 A         30,090
------------------------------------------------------------------------------------------------------------------
        5,000  Glendora Public Finance Authority               7.625      09/01/2010   03/01/2006 A          5,013
------------------------------------------------------------------------------------------------------------------
      880,000  Hawthorne Community Redevel.
               Agency Special Tax 1                            6.750      10/01/2025   04/01/2006 A        906,770
------------------------------------------------------------------------------------------------------------------
      140,000  Hawthorne Parking Authority                     8.000      09/01/2015   03/01/2006 A        144,466
------------------------------------------------------------------------------------------------------------------
      125,000  Hawthorne Parking Authority                     8.125      09/01/2019   03/01/2006 A        129,110
------------------------------------------------------------------------------------------------------------------
       45,000  Hayward Improvement Bond Act 1915               7.100      09/02/2018   03/02/2006 A         45,524
------------------------------------------------------------------------------------------------------------------
        5,000  Haywood COP (Civic Center)                      5.250      08/01/2026   08/01/2006 A          5,088


             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      10,000  Hollister Improvement Bond Act 1915             7.125%     09/02/2022   03/02/2006 A   $     10,315
------------------------------------------------------------------------------------------------------------------
        5,000  Horicon Elementary School District              6.100      08/01/2021   08/01/2007 A          5,171
------------------------------------------------------------------------------------------------------------------
       50,000  Huntington Beach City School District           5.000      08/01/2020   08/01/2011 A         53,796
------------------------------------------------------------------------------------------------------------------
       15,000  Huntington Beach Community
               Facilities District                             5.400      10/01/2020   10/01/2011 A         15,377
------------------------------------------------------------------------------------------------------------------
       25,000  Imperial County Special Tax                     6.500      09/01/2031   09/01/2011 A         25,016
------------------------------------------------------------------------------------------------------------------
       40,000  Indio Hsg. (Olive Court Apartments)             6.375      12/01/2026   12/01/2009 A         41,141
------------------------------------------------------------------------------------------------------------------
       20,000  Indio Improvement Bond Act of 1915
               Assessment District No. 2002-3                  6.350      09/02/2027   09/02/2012 A         21,650
------------------------------------------------------------------------------------------------------------------
       25,000  Industry Urban Devel. Agency                    5.000      05/01/2024   05/01/2007 A         25,947
------------------------------------------------------------------------------------------------------------------
       40,000  Intercommunity Hospital Financing
               Authority COP                                   5.250      11/01/2019   11/01/2010 A         41,293
------------------------------------------------------------------------------------------------------------------
      150,000  Irvine GO                                       5.550      09/02/2026   09/02/2013 A        154,532
------------------------------------------------------------------------------------------------------------------
       20,000  Irvine Improvement Bond Act 1915                5.600      09/02/2022   09/02/2014 A         20,607
------------------------------------------------------------------------------------------------------------------
       15,000  Irvine Improvement Bond Act 1915                5.625      09/02/2024   09/02/2013 A         15,455
------------------------------------------------------------------------------------------------------------------
       80,000  Jurupa Community Facilites
               District Special Tax                            5.875      09/01/2033   03/01/2006 A         81,620
------------------------------------------------------------------------------------------------------------------
       50,000  Kern County (Fire Dept.) COP                    5.250      05/01/2015   05/01/2007 A         51,669
------------------------------------------------------------------------------------------------------------------
        5,000  Kingsburg Public Financing Authority            7.800      09/15/2010   09/15/2006 A          5,012
------------------------------------------------------------------------------------------------------------------
       30,000  La Habra Redevel. Agency                        5.300      09/01/2007   03/02/2006 A         30,029
------------------------------------------------------------------------------------------------------------------
       30,000  La Habra Redevel. Agency
               Community Facilities District                   6.000      09/01/2014   03/02/2006 A         30,029
------------------------------------------------------------------------------------------------------------------
       15,000  La Quinta Redevel. Agency Tax Allocation        5.200      09/01/2028   09/01/2007 A         15,623
------------------------------------------------------------------------------------------------------------------
    5,000,000  La Verne COP (Bethren Hillcrest Homes) 1        5.600      02/15/2033   02/15/2013 A      5,273,150
------------------------------------------------------------------------------------------------------------------
      520,000  Lake Elsinore Public Financing
               Authority, Series F                             7.100      09/01/2020   09/01/2007 A        552,354
------------------------------------------------------------------------------------------------------------------
      150,000  Lake Elsinore Redevel. Agency                   6.050      10/01/2024   10/01/2011 A        158,024
------------------------------------------------------------------------------------------------------------------
      500,000  Lake Elsinore Special Tax                       5.100      09/01/2022   09/01/2017 A        508,250
------------------------------------------------------------------------------------------------------------------
       75,000  Lake Elsinore USD                               5.870      09/01/2029   03/01/2006 A         76,516
------------------------------------------------------------------------------------------------------------------
      175,000  Lake Elsinore USD                               5.900      09/01/2034   03/01/2006 A        178,442
------------------------------------------------------------------------------------------------------------------
       90,000  Lake Elsinore USD                               6.000      09/01/2034   03/01/2006 A         91,840
------------------------------------------------------------------------------------------------------------------
       35,000  Lancaster Community Facilities
               District Special Tax                            6.000      10/01/2016   10/01/2008 A         36,137
------------------------------------------------------------------------------------------------------------------
       20,000  Lancaster Redevel. Agency
               (Desert Sands Mobile Home Park)                 6.375      11/01/2027   11/01/2009 A         20,290
------------------------------------------------------------------------------------------------------------------
      115,000  Lathrop Financing Authority (Water Supply)      5.700      06/01/2019   06/01/2013 A        120,277
------------------------------------------------------------------------------------------------------------------
       15,000  Lathrop Financing Authority (Water Supply) 1    5.750      06/01/2020   06/01/2013 A         15,791
------------------------------------------------------------------------------------------------------------------
       50,000  Lathrop Financing Authority (Water Supply) 1    5.900      06/01/2023   06/01/2013 A         52,371
------------------------------------------------------------------------------------------------------------------
    1,440,000  Lathrop Financing Authority (Water Supply)      5.900      06/01/2027   06/01/2013 A      1,500,250
------------------------------------------------------------------------------------------------------------------
      750,000  Lathrop Financing Authority (Water Supply) 1    6.000      06/01/2035   06/01/2013 A        784,508
------------------------------------------------------------------------------------------------------------------
       35,000  Lathrop Improvement Bond (Mossdale Village)     6.125      09/02/2028   03/02/2006 A         35,860
------------------------------------------------------------------------------------------------------------------
       15,000  Lathrop Improvement Bond Act 1915
               (Louise Avenue)                                 6.875      09/02/2017   03/01/2006 A         15,471


             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      30,000  Lincoln IBA Public Financing Authority
               (Twelve Bridges)                                6.200%     09/02/2025   09/02/2009 A   $     31,376
------------------------------------------------------------------------------------------------------------------
      250,000  Lincoln Special Tax                             5.900      09/01/2024   09/01/2015 A        263,160
------------------------------------------------------------------------------------------------------------------
       15,000  Livermore Community Facilities
               District Special Tax                            5.750      09/01/2012   09/01/2010 A         15,661
------------------------------------------------------------------------------------------------------------------
       20,000  Livermore Community Facilities
               District Special Tax                            6.400      09/01/2026   09/01/2010 A         20,848
------------------------------------------------------------------------------------------------------------------
       10,000  Loma Linda Collateralized Loan (Redlands)       7.375      06/01/2009   06/01/2006 A         10,098
------------------------------------------------------------------------------------------------------------------
       50,000  Long Beach Airport COP                          5.000      06/01/2016   06/01/2006 A         50,076
------------------------------------------------------------------------------------------------------------------
      150,000  Long Beach Special Tax (Towne Center)           5.900      10/01/2010   10/01/2006 A        154,458
------------------------------------------------------------------------------------------------------------------
       25,000  Long Beach Special Tax Community
               Facilities District No. 6                       6.250      10/01/2026   10/01/2012 A         26,310
------------------------------------------------------------------------------------------------------------------
       25,000  Long Beach USD                                  5.250      08/01/2029   08/01/2007 A         26,059
------------------------------------------------------------------------------------------------------------------
       20,000  Long Beach USD                                  5.300      08/01/2018   08/01/2007 A         20,775
------------------------------------------------------------------------------------------------------------------
    3,000,000  Los Altos School District                       5.000      08/01/2023   08/01/2006 A      3,053,220
------------------------------------------------------------------------------------------------------------------
      150,000  Los Angeles Community Facilities District
               Special Tax (Cascade Business Park)             6.400      09/01/2022   09/01/2007 A        156,081
------------------------------------------------------------------------------------------------------------------
       25,000  Los Angeles Community Redevel. Agency
               (Cinerama Dome Public Parking)                  5.700      07/01/2020   07/01/2010 A         26,374
------------------------------------------------------------------------------------------------------------------
       50,000  Los Angeles Community Redevel. Agency
               (Grand Central Square)                          5.200      12/01/2018   05/01/2006 A         50,055
------------------------------------------------------------------------------------------------------------------
       90,000  Los Angeles County COP 1                        5.800      12/01/2023   06/01/2006 A         90,448
------------------------------------------------------------------------------------------------------------------
       25,000  Los Angeles County Metropolitan
               Transportation Authority                        5.000      07/01/2023   07/01/2009 A         26,266
------------------------------------------------------------------------------------------------------------------
        5,000  Los Angeles County Metropolitan
               Transportation Authority                        5.000      07/01/2023   07/01/2008 A          5,206
------------------------------------------------------------------------------------------------------------------
       40,000  Los Angeles County Public Works
               Financing Authority, Series B                   5.250      09/01/2014   09/01/2006 A         41,282
------------------------------------------------------------------------------------------------------------------
      140,000  Los Angeles Dept. of Airports
               (Los Angeles International Airport) 1           5.500      05/15/2009   05/15/2006 A        141,624
------------------------------------------------------------------------------------------------------------------
       10,000  Los Angeles Dept. of Airports
               (Ontario International Airport)                 5.800      05/15/2010   05/15/2006 A         10,164
------------------------------------------------------------------------------------------------------------------
      100,000  Los Angeles Dept. of Airports
               (Ontario International Airport)                 5.900      05/15/2011   05/15/2006 A        101,668
------------------------------------------------------------------------------------------------------------------
      185,000  Los Angeles Dept. of Airports
               (Ontario International Airport) 1               6.000      05/15/2026   05/15/2006 A        188,134
------------------------------------------------------------------------------------------------------------------
       15,000  Los Angeles Dept. of Water & Power 1            4.750      08/15/2017   02/15/2006 A         15,017
------------------------------------------------------------------------------------------------------------------
    1,000,000  Los Angeles Dept. of Water & Power              5.250      07/01/2018   07/01/2006 A      1,005,130
------------------------------------------------------------------------------------------------------------------
      350,000  Los Angeles Dept. of Water & Power 1            5.250      07/01/2024   07/01/2006 A        352,510
------------------------------------------------------------------------------------------------------------------
      160,000  Los Angeles Harbor Dept. 1                      5.375      11/01/2025   11/01/2006 A        163,622
------------------------------------------------------------------------------------------------------------------
       10,000  Los Angeles Harbor Dept., Series B              5.375      11/01/2023   11/01/2006 A         10,213
------------------------------------------------------------------------------------------------------------------
    1,000,000  Los Angeles Harbor Dept., Series B              6.000      08/01/2014   08/01/2006 A      1,022,990
------------------------------------------------------------------------------------------------------------------
       50,000  Los Angeles Harbor Dept., Series B 1            6.000      08/01/2015   08/01/2006 A         51,135


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      20,000  Los Angeles Hsg. (Arminta North & South)        7.700%     06/20/2028   06/20/2006 A   $     20,060
------------------------------------------------------------------------------------------------------------------
        5,000  Los Angeles Hsg. (Multifamily)                  5.750      01/01/2024   07/01/2006 A          5,023
------------------------------------------------------------------------------------------------------------------
       20,000  Los Angeles Hsg. (Multifamily)                  5.900      01/01/2030   07/01/2009 A         20,642
------------------------------------------------------------------------------------------------------------------
    1,200,000  Los Angeles Hsg. (Park Plaza) 1                 5.500      01/20/2043   07/20/2011 A      1,252,572
------------------------------------------------------------------------------------------------------------------
       10,000  Los Angeles Mtg. (Section 8)                    5.350      07/01/2022   07/01/2006 A         10,006
------------------------------------------------------------------------------------------------------------------
      100,000  Los Angeles Regional Airports
               Improvement Corp. (Laxfuel Corp.) 1             5.250      01/01/2023   01/01/2012 A        102,938
------------------------------------------------------------------------------------------------------------------
       80,000  Los Angeles Single Family Mtg.
               (GNMA & FNMA Mtg. Backed), Series A 1,3         6.875      06/01/2025   06/01/2006 A         80,670
------------------------------------------------------------------------------------------------------------------
       50,000  Los Angeles USD GO                              5.000      07/01/2023   07/01/2008 A         52,461
------------------------------------------------------------------------------------------------------------------
       45,000  Los Angeles Wastewater System 1                 4.700      11/01/2017   05/01/2006 A         45,026
------------------------------------------------------------------------------------------------------------------
       30,000  Los Angeles Wastewater System 1                 4.700      11/01/2019   05/01/2006 A         30,013
------------------------------------------------------------------------------------------------------------------
       35,000  M-S-R Public Power Agency (San Juan) 1          6.000      07/01/2022   07/01/2006 A         39,698
------------------------------------------------------------------------------------------------------------------
       25,000  Madera County COP
               (Valley Children's Hospital) 1                  5.000      03/15/2023   03/15/2008 A         25,940
------------------------------------------------------------------------------------------------------------------
      275,000  Madera County COP
               (Valley Children's Hospital) 1                  5.750      03/15/2028   03/15/2006 A        278,446
------------------------------------------------------------------------------------------------------------------
      125,000  Mill Valley COP (The Redwoods) 1                5.750      12/01/2020   12/01/2006 A        129,981
------------------------------------------------------------------------------------------------------------------
       10,000  Milpitas Improvement Bond Act 1915              5.700      09/02/2018   03/02/2006 A         10,310
------------------------------------------------------------------------------------------------------------------
      385,000  Modesto Irrigation District COP                 5.300      07/01/2022   01/01/2007 A        385,258
------------------------------------------------------------------------------------------------------------------
      440,000  Modesto Irrigation District COP                 5.300      07/01/2022   07/01/2006 A        440,664
------------------------------------------------------------------------------------------------------------------
    1,000,000  Modesto Irrigation District, Series A 1         6.000      10/01/2015   10/01/2006 A      1,038,360
------------------------------------------------------------------------------------------------------------------
       10,000  Montclair Redevel. Agency
               (Augusta Homes Villa Del Arroyo)                6.100      11/15/2037   11/15/2014 A         10,433
------------------------------------------------------------------------------------------------------------------
       25,000  Montclair Redevel. Agency Mobile
               Home Park (Hacienda Mobile Home Park)           6.000      11/15/2029   11/15/2014 A         26,045
------------------------------------------------------------------------------------------------------------------
      115,000  Montclair Redevel. Agency Tax Allocation
               (Redevel. Project Area III)                     5.500      12/01/2027   12/01/2006 A        119,015
------------------------------------------------------------------------------------------------------------------
       10,000  Montebello Community Redevel. Agency
               (South Montebello)                              5.500      09/01/2022   09/01/2011 A         10,107
------------------------------------------------------------------------------------------------------------------
       25,000  Monterey County COP
               (Natividad Medical Center) 1                    5.750      08/01/2028   08/01/2006 A         25,542
------------------------------------------------------------------------------------------------------------------
       10,000  Monterey County COP (Sheriffs Facility)         5.000      12/01/2014   06/01/2006 A         10,016
------------------------------------------------------------------------------------------------------------------
       10,000  Monterey Joint Powers Financing Authority
               (Materials Recovery Facilities)                 5.500      03/01/2010   03/01/2006 A         10,139
------------------------------------------------------------------------------------------------------------------
       45,000  Monterey Joint Powers Financing Authority
               (Materials Recovery Facilities)                 5.600      03/01/2012   03/01/2006 A         45,844
------------------------------------------------------------------------------------------------------------------
       50,000  Monterey Joint Powers Financing Authority
               (Materials Recovery Facilities)                 5.600      03/01/2013   03/01/2006 A         51,060
------------------------------------------------------------------------------------------------------------------
      65,000   Monterey Joint Powers Financing Authority
               (Materials Recovery Facilities)                 5.700      03/01/2015   03/01/2006 A         66,698
------------------------------------------------------------------------------------------------------------------
      20,000   Monterey Joint Powers Financing Authority
               (Materials Recovery Facilities)                 5.700      03/01/2016   03/01/2006 A         20,572


             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      70,000  Moorpark Mobile Home Park
               (Villa Del Arroyo)                              6.300%     05/15/2030   05/15/2010 A   $     75,824
------------------------------------------------------------------------------------------------------------------
       60,000  Moorpark Mobile Home Park
               (Villa Del Arroyo) 1                            7.050      05/15/2035   06/26/2006 A         60,025
------------------------------------------------------------------------------------------------------------------
       55,000  Moreno Valley Special Tax
               (Towngate Community Facilities)                 6.125      12/01/2021   06/01/2006 A         55,530
------------------------------------------------------------------------------------------------------------------
       50,000  Morgan Hill Improvement
               Bond Act 1915                                   5.600      09/02/2018   09/02/2006 A         50,108
------------------------------------------------------------------------------------------------------------------
      120,000  Mount Diablo USD                                5.375      08/01/2026   08/01/2006 A        122,210
------------------------------------------------------------------------------------------------------------------
      250,000  Mountain View Shoreline Regional Park
               Community                                       5.500      08/01/2013   08/01/2006 A        257,808
------------------------------------------------------------------------------------------------------------------
       10,000  Murrieta Community Facilities District
               (Blackmore Ranch)                               6.100      09/01/2034   09/01/2011 A         10,511
------------------------------------------------------------------------------------------------------------------
       10,000  Murrieta Community Facilities District
               (Bluestone)                                     6.300      09/01/2031   09/01/2013 A         10,629
------------------------------------------------------------------------------------------------------------------
      105,000  Murrieta Community Facilities District
               Special Tax (Murrieta Springs)                  5.500      09/01/2034   09/01/2011 A        106,074
------------------------------------------------------------------------------------------------------------------
       50,000  Murrieta Improvement Bond Act 1915              6.375      09/01/2031   09/01/2011 A         53,627
------------------------------------------------------------------------------------------------------------------
       25,000  Murrieta Improvement Bond Act 1915              6.500      09/02/2030   03/02/2006 A         25,762
------------------------------------------------------------------------------------------------------------------
       25,000  Murrieta Valley USD                             6.300      09/01/2024   03/01/2012 A         26,992
------------------------------------------------------------------------------------------------------------------
       25,000  Murrieta Valley USD Special Tax                 6.200      09/01/2026   03/01/2006 A         25,508
------------------------------------------------------------------------------------------------------------------
       50,000  Murrieta Water Public Financing Authority       5.700      10/01/2021   10/01/2006 A         51,771
------------------------------------------------------------------------------------------------------------------
       10,000  Needles Public Utility Authority                6.350      02/01/2012   02/01/2009 A         10,406
------------------------------------------------------------------------------------------------------------------
       30,000  Needles Public Utility Authority 1              6.650      02/01/2032   02/01/2009 A         31,238
------------------------------------------------------------------------------------------------------------------
      250,000  Norco Special Tax                               7.000      09/01/2033   09/01/2012 A        278,293
------------------------------------------------------------------------------------------------------------------
       75,000  Northern CA Power Agency
               (Hydroelectric) 1                               5.125      07/01/2023   07/01/2008 A         78,275
------------------------------------------------------------------------------------------------------------------
    2,310,000  Northern CA Tobacco Securitization
               Authority (TASC)                                0.000 6    06/01/2027   06/12/2016 C      2,057,147
------------------------------------------------------------------------------------------------------------------
    3,000,000  Northern CA Tobacco Securitization
               Authority (TASC)                                4.750      06/01/2023   07/18/2011 B      2,984,040
------------------------------------------------------------------------------------------------------------------
       35,000  Novato GO                                       5.000      08/01/2012   02/01/2006 A         35,436
------------------------------------------------------------------------------------------------------------------
      250,000  Oakland USD                                     5.000      08/01/2013   02/01/2006 A        252,283
------------------------------------------------------------------------------------------------------------------
       50,000  Olivenhain Municipal Water District
               Bond Act 1915                                   5.450      09/02/2027   09/02/2009 A         51,574
------------------------------------------------------------------------------------------------------------------
       50,000  Olivenhain Municipal Water District
               COP 1                                           5.125      06/01/2028   06/01/2006 A         50,723
------------------------------------------------------------------------------------------------------------------
       25,000  Orange County Community Facilities
               District (Ladera Ranch)                         5.550      08/15/2033   08/15/2012 A         25,431
------------------------------------------------------------------------------------------------------------------
       80,000  Orange County Improvement
               Bond Act 1915                                   5.500      09/02/2018   03/02/2008 A         80,740
------------------------------------------------------------------------------------------------------------------
       25,000  Orange County Recovery COP                      5.875      07/01/2019   07/01/2006 A         25,775
------------------------------------------------------------------------------------------------------------------
      250,000  Orange County Recovery COP                      6.000      07/01/2026   07/01/2006 A        257,875


             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000  Oroville Hospital                               5.400%     12/01/2022   12/01/2006 A   $     25,449
------------------------------------------------------------------------------------------------------------------
    1,415,000  Oxnard Harbor District                          5.550      08/01/2013   08/01/2007 A      1,468,869
------------------------------------------------------------------------------------------------------------------
       50,000  Oxnard Improvement
               Bond Act 1915 (Rice Avenue)                     5.700      09/02/2032   03/02/2006 A         51,447
------------------------------------------------------------------------------------------------------------------
       40,000  Oxnard School District COP                      5.550      08/01/2021   02/01/2006 A         40,594
------------------------------------------------------------------------------------------------------------------
       20,000  Oxnard School District, Series A                5.250      08/01/2027   02/01/2006 A         20,368
------------------------------------------------------------------------------------------------------------------
       20,000  Palm Desert Financing Authority
               Various Assessment & Community
               Facilities Districts                            5.900      10/01/2015   10/01/2006 A         20,524
------------------------------------------------------------------------------------------------------------------
       40,000  Palm Desert Financing Authority
               Various Assessment & Community
               Facilities Districts                            6.000      10/01/2020   10/01/2009 A         40,805
------------------------------------------------------------------------------------------------------------------
       25,000  Palm Springs Financing Authority
               (Palm Springs Regional Airport)                 6.000      01/01/2022   07/01/2006 A         25,050
------------------------------------------------------------------------------------------------------------------
      125,000  Palmdale Community Facilities
               District Special Tax                            5.400      09/01/2035   09/01/2016 A        126,148
------------------------------------------------------------------------------------------------------------------
       45,000  Palo Alto Improvement Bond Act 1915             5.700      09/02/2018   03/02/2006 A         45,923
------------------------------------------------------------------------------------------------------------------
      100,000  Palo Alto Improvement Bond Act 1915
               (University Ave. Area)                          5.100      09/02/2024   03/02/2006 A        102,136
------------------------------------------------------------------------------------------------------------------
      100,000  Palo Alto Improvement Bond Act 1915
               (University Ave. Area)                          5.125      09/02/2025   03/02/2006 A        102,115
------------------------------------------------------------------------------------------------------------------
       35,000  Palomar Pomerado Health System 1                5.000      11/01/2013   05/01/2006 A         35,049
------------------------------------------------------------------------------------------------------------------
       25,000  Paramount Multifamily Hsg.
               (Prince Twin Towers Property) 1                 5.700      02/20/2033   08/20/2009 A         25,505
------------------------------------------------------------------------------------------------------------------
       50,000  Pasadena Public Financing Authority
               (Orange Grove& Villa Parke)                     5.250      06/01/2008   06/01/2006 A         50,535
------------------------------------------------------------------------------------------------------------------
      105,000  Perris Community Facilities
               District Special Tax                            6.375      09/01/2032   09/01/2013 A        113,082
------------------------------------------------------------------------------------------------------------------
       10,000  Perris Public Financing Authority               5.750      09/01/2024   09/01/2016 A         10,614
------------------------------------------------------------------------------------------------------------------
      170,000  Perris Public Financing Authority 3             7.875      09/01/2025   03/01/2006 A        173,813
------------------------------------------------------------------------------------------------------------------
       10,000  Perris Public Financing Authority, Series A     6.125      09/01/2034   09/01/2014 A         10,686
------------------------------------------------------------------------------------------------------------------
      125,000  Pittsburg Infrastructure Financing
               Authority, Series B                             6.000      09/02/2024   09/02/2010 A        127,633
------------------------------------------------------------------------------------------------------------------
       10,000  Placentia Public Financing Authority            5.450      09/01/2015   09/01/2006 A         10,329
------------------------------------------------------------------------------------------------------------------
       10,000  Placer County Community Facilities District     6.500      09/01/2026   09/01/2010 A         10,730
------------------------------------------------------------------------------------------------------------------
       10,000  Pleasant Hill Special Tax Downtown
               Community Facilities District No. 1             5.875      09/01/2025   09/01/2012 A         10,168
------------------------------------------------------------------------------------------------------------------
      100,000  Port of Oakland, Series G                       5.375      11/01/2025   11/01/2007 A        104,347
------------------------------------------------------------------------------------------------------------------
       15,000  Port of Oakland, Series J                       5.500      11/01/2026   11/01/2007 A         15,765
------------------------------------------------------------------------------------------------------------------
      100,000  Port Redwood City GO                            5.400      06/01/2019   06/01/2011 A        102,574
------------------------------------------------------------------------------------------------------------------
      250,000  Poway Hsg. (Poinsetta Mobile Home Park) 1       5.000      05/01/2023   08/29/2019 B        252,100
------------------------------------------------------------------------------------------------------------------
       10,000  Poway USD                                       6.100      09/01/2031   09/01/2008 A         10,382
------------------------------------------------------------------------------------------------------------------
       25,000  R.E. Badger Water Facilities Financing
               Authority 1                                     5.750      10/01/2024   10/01/2007 A         26,194


             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      10,000  Rancho Mirage Joint Powers Financing
               Authority (Eisenhower Medical Center)           5.375%     07/01/2022   07/01/2007 A   $     10,450
------------------------------------------------------------------------------------------------------------------
       75,000  Rancho Mirage Redevel. Agency                   5.500      04/01/2029   04/01/2006 A         75,263
------------------------------------------------------------------------------------------------------------------
       45,000  Rancho Mirage Redevel. Agency Tax
               Allocation                                      5.200      04/01/2014   04/01/2006 A         45,154
------------------------------------------------------------------------------------------------------------------
       85,000  Rancho Mirage Redevel. Agency Tax
               Allocation (Whitewater Redevel.)                5.000      04/01/2024   04/01/2006 A         85,209
------------------------------------------------------------------------------------------------------------------
       50,000  Rancho Santa Fe Community Services
               District                                        6.700      09/01/2030   09/01/2010 A         53,036
------------------------------------------------------------------------------------------------------------------
       10,000  Rancho Santa Fe Community Services
               District Special Tax                            6.600      09/01/2020   09/01/2010 A         10,699
------------------------------------------------------------------------------------------------------------------
       10,000  Redlands Community Facilities District          5.850      09/01/2033   09/01/2012 A         10,247
------------------------------------------------------------------------------------------------------------------
      100,000  Redwood City Special Tax                        5.750      09/01/2027   09/01/2011 A        102,121
------------------------------------------------------------------------------------------------------------------
       50,000  Reedley COP (Sierra View Homes) 1               5.850      03/01/2021   03/01/2006 A         51,099
------------------------------------------------------------------------------------------------------------------
      500,000  Richmond Improvement
               Bond Act 1915                                   7.000      09/02/2017   09/02/2008 A        528,410
------------------------------------------------------------------------------------------------------------------
       75,000  Richmond Joint Powers Financing
               Authority 3                                     6.600      09/01/2016   09/01/2008 A         76,604
------------------------------------------------------------------------------------------------------------------
       25,000  River Highlands Community Services
               District                                        7.750      09/02/2020   03/02/2006 A         25,272
------------------------------------------------------------------------------------------------------------------
       20,000  River Highlands Community Services
               District                                        8.125      09/02/2020   03/02/2007 A         20,028
------------------------------------------------------------------------------------------------------------------
       80,000  River Islands Public Financing
               Authority                                       6.000      09/01/2027   09/01/2010 A         80,297
------------------------------------------------------------------------------------------------------------------
       50,000  River Islands Public Financing
               Authority                                       6.150      09/01/2035   06/23/2032 B         50,161
------------------------------------------------------------------------------------------------------------------
       15,000  Riverside County Community
               Facilities District                             6.000      09/01/2030   09/01/2014 A         15,195
------------------------------------------------------------------------------------------------------------------
      505,000  Riverside County Public Financing
               Authority COP 1                                 5.750      05/15/2019   05/15/2009 A        525,200
------------------------------------------------------------------------------------------------------------------
      675,000  Riverside County Public Financing
               Authority Improvement Bond Act of 1915
               (Rancho Village)                                6.250      09/02/2013   08/12/2010 C        714,164
------------------------------------------------------------------------------------------------------------------
       10,000  Riverside USD                                   5.000      02/01/2027   02/01/2013 A         10,404
------------------------------------------------------------------------------------------------------------------
       90,000  Riverside USD                                   5.450      09/01/2025   09/01/2014 A         92,699
------------------------------------------------------------------------------------------------------------------
      100,000  Riverside USD                                   5.500      09/01/2034   09/01/2014 A        101,972
------------------------------------------------------------------------------------------------------------------
       80,000  Riverside USD                                   5.700      09/01/2034   09/01/2014 A         80,616
------------------------------------------------------------------------------------------------------------------
       10,000  Riverside USD Special Tax                       6.200      09/01/2030   09/01/2011 A         10,293
------------------------------------------------------------------------------------------------------------------
       50,000  Rocklin Redevel. Agency, Series B               5.500      09/01/2031   09/01/2011 A         51,682
------------------------------------------------------------------------------------------------------------------
      100,000  Rocklin USD                                     5.750      09/01/2018   09/01/2006 A        103,396
------------------------------------------------------------------------------------------------------------------
       50,000  Romoland School District                        6.375      09/01/2033   03/01/2006 A         51,007
------------------------------------------------------------------------------------------------------------------
       10,000  Rosemead Redevel. Agency                        5.500      10/01/2018   04/01/2006 A         10,008
------------------------------------------------------------------------------------------------------------------
      410,000  Rosemead Redevel. Agency                        5.600      10/01/2033   04/01/2006 A        410,238


             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      10,000  Roseville Special Tax                           6.000%     09/01/2031   09/01/2011 A   $     10,486
------------------------------------------------------------------------------------------------------------------
       20,000  Roseville Special Tax (Stoneridge)              6.000      09/01/2020   09/01/2013 A         21,203
------------------------------------------------------------------------------------------------------------------
       90,000  Sacramento City Financing Authority
               (Convention Center Hotel) 1                     6.250      01/01/2030   07/01/2011 A         94,126
------------------------------------------------------------------------------------------------------------------
      205,000  Sacramento Cogeneration Authority               5.200      07/01/2021   07/01/2006 A        205,289
------------------------------------------------------------------------------------------------------------------
       40,000  Sacramento County Airport System                5.750      07/01/2024   07/01/2006 A         40,080
------------------------------------------------------------------------------------------------------------------
       70,000  Sacramento County Airport System,
               Series A 1                                      5.900      07/01/2024   07/01/2006 A         72,066
------------------------------------------------------------------------------------------------------------------
        5,000  Sacramento County Airport System,
               Series B                                        5.750      07/01/2024   07/01/2006 A          5,010
------------------------------------------------------------------------------------------------------------------
       25,000  Sacramento County COP                           5.375      02/01/2019   02/01/2007 A         25,988
------------------------------------------------------------------------------------------------------------------
       15,000  Sacramento Improvement Bond Act 1915            6.350      09/02/2011   03/02/2006 A         15,481
------------------------------------------------------------------------------------------------------------------
       60,000  Sacramento Improvement Bond Act 1915
               (Willowcreek II)                                6.700      09/02/2022   03/02/2006 A         61,928
------------------------------------------------------------------------------------------------------------------
       15,000  Sacramento Municipal Utility District 1         5.125      07/01/2022   07/01/2007 A         15,626
------------------------------------------------------------------------------------------------------------------
       10,000  Sacramento Special Tax (Community
               Facilities District No. 97-1)                   5.700      12/01/2020   12/01/2009 A         10,142
------------------------------------------------------------------------------------------------------------------
       80,000  Saddleback Community College District           5.500      06/01/2021   06/01/2006 A         82,130
------------------------------------------------------------------------------------------------------------------
      100,000  Salinas Improvement Bond Act                    5.450      09/02/2013   03/02/2006 A        103,097
------------------------------------------------------------------------------------------------------------------
       50,000  Salinas Improvement Bond Act 1915
               (Bella Vista)                                   5.500      09/02/2013   03/02/2006 A         51,526
------------------------------------------------------------------------------------------------------------------
       85,000  Salinas Redevel. Agency Tax Allocation
               (Central City Revitalization)                   5.500      11/01/2023   11/01/2008 A         87,929
------------------------------------------------------------------------------------------------------------------
       50,000  San Bernardino County COP
               (Medical Center Financing) 1                    5.500      08/01/2019   02/01/2006 A         50,295
------------------------------------------------------------------------------------------------------------------
       60,000  San Bernardino County COP
               (Medical Center)                                5.000      08/01/2026   08/01/2006 A         60,128
------------------------------------------------------------------------------------------------------------------
      105,000  San Bernardino County COP
               (Medical Center)                                5.000      08/01/2028   08/01/2006 A        107,990
------------------------------------------------------------------------------------------------------------------
      280,000  San Bernardino County COP
               (Medical Center) 1                              5.500      08/01/2024   08/01/2006 A        281,501
------------------------------------------------------------------------------------------------------------------
       75,000  San Bernardino Joint Powers Financing
               Authority (California Dept. of
               Transportation Lease)                           5.500      12/01/2020   12/01/2007 A         76,474
------------------------------------------------------------------------------------------------------------------
       25,000  San Bernardino Joint Powers Financing
               Authority (California Dept. of
               Transportation Lease)                           5.500      12/01/2020   06/01/2006 A         25,545
------------------------------------------------------------------------------------------------------------------
      150,000  San Bernardino Joint Powers Financing
               Authority (Tax Allocation) 3                    6.625      04/01/2026   04/01/2012 A        161,864
------------------------------------------------------------------------------------------------------------------
       40,000  San Buenaventura Public Facilities
               Financing Authority                             5.750      06/01/2014   06/01/2006 A         40,742
------------------------------------------------------------------------------------------------------------------
       25,000  San Clemente Improvement Bond                   6.050      09/02/2028   03/02/2006 A         25,791
------------------------------------------------------------------------------------------------------------------
       25,000  San Diego COP (Balboa Park & Mission Bay)       5.600      11/01/2010   05/01/2006 A         25,283
------------------------------------------------------------------------------------------------------------------
       35,000  San Diego COP (Balboa Park & Mission Bay)       5.800      11/01/2016   05/01/2006 A         35,373


             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      75,000  San Diego COP
               (Balboa Park & Mission Bay)                     6.000%     11/01/2019   05/01/2006 A   $     75,840
------------------------------------------------------------------------------------------------------------------
       20,000  San Diego County COP
               (San Diego Hospital Assoc./
               Sharp Memorial Hospital)                        5.000      08/15/2028   08/15/2010 A         20,675
------------------------------------------------------------------------------------------------------------------
       40,000  San Diego County COP
               (The Burnham Institute) 1                       6.250      09/01/2029   09/01/2009 A         42,029
------------------------------------------------------------------------------------------------------------------
       20,000  San Diego County Hsg.
               (Orange Glen Apartments)                        6.150      08/01/2020   02/01/2006 A         20,422
------------------------------------------------------------------------------------------------------------------
      275,000  San Diego Industrial Devel.
               (San Diego Gas & Electric Company) 1            5.900      06/01/2018   06/01/2006 A        276,964
------------------------------------------------------------------------------------------------------------------
       15,000  San Diego Industrial Devel.
               (San Diego Gas & Electric Company) 1            5.900      09/01/2018   03/01/2006 A         15,046
------------------------------------------------------------------------------------------------------------------
    1,045,000  San Diego Industrial Devel.
               (San Diego Gas & Electric Company) 1            5.900      09/01/2018   03/01/2006 A      1,057,383
------------------------------------------------------------------------------------------------------------------
       15,000  San Diego Industrial Devel.
               (San Diego Gas & Electric Company) 1            5.900      09/01/2018   09/01/2006 A         15,028
------------------------------------------------------------------------------------------------------------------
       50,000  San Diego Mtg. (Mariners Cove) 1                5.800      09/01/2015   03/01/2006 A         50,476
------------------------------------------------------------------------------------------------------------------
       30,000  San Diego Open Space Park Facilities
               District No.1                                   5.750      01/01/2007   07/01/2006 A         30,059
------------------------------------------------------------------------------------------------------------------
       65,000  San Diego Public Facilities Financing
               Authority 1                                     5.000      05/15/2015   05/15/2006 A         66,398
------------------------------------------------------------------------------------------------------------------
      525,000  San Diego Public Facilities Financing
               Authority 1                                     5.000      05/15/2020   05/15/2006 A        530,917
------------------------------------------------------------------------------------------------------------------
      415,000  San Diego Public Facilities Financing
               Authority 1                                     5.000      05/15/2025   05/15/2007 A        419,524
------------------------------------------------------------------------------------------------------------------
       70,000  San Diego Public Facilities Financing
               Authority 1                                     5.250      05/15/2020   05/15/2006 A         70,046
------------------------------------------------------------------------------------------------------------------
      140,000  San Diego Sewer 1                               5.000      05/15/2023   05/15/2006 A        140,181
------------------------------------------------------------------------------------------------------------------
      530,000  San Diego Sewer, Series A 1                     5.250      05/15/2020   05/15/2006 A        530,890
------------------------------------------------------------------------------------------------------------------
      115,000  San Francisco Bay Area Rapid Transit District   5.000      07/01/2028   07/01/2008 A        118,988
------------------------------------------------------------------------------------------------------------------
       10,000  San Francisco Building Authority
               (San Francisco Civic Center Complex)            5.250      12/01/2021   12/01/2006 A         10,369
------------------------------------------------------------------------------------------------------------------
       40,000  San Francisco City & County
               Airports Commission 1                           4.800      05/01/2014   01/01/2010 A         40,962
------------------------------------------------------------------------------------------------------------------
       30,000  San Francisco City & County
               Airports Commission                             4.900      05/01/2016   01/01/2010 A         30,750
------------------------------------------------------------------------------------------------------------------
       55,000  San Francisco City & County
               Airports Commission                             5.000      05/01/2017   05/01/2009 A         56,724
------------------------------------------------------------------------------------------------------------------
       30,000  San Francisco City & County
               Airports Commission                             5.000      05/01/2019   05/01/2008 A         30,681
------------------------------------------------------------------------------------------------------------------
       75,000  San Francisco City & County
               Airports Commission                             5.000      05/01/2019   01/01/2010 A         76,722
------------------------------------------------------------------------------------------------------------------
        5,000  San Francisco City & County
               Airports Commission                             5.000      05/01/2021   01/01/2010 A          5,099


             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      90,000  San Francisco City & County
               Airports Commission 1                           5.000%     05/01/2022   01/01/2010 A   $     91,644
------------------------------------------------------------------------------------------------------------------
       25,000  San Francisco City & County
               Airports Commission                             5.000      05/01/2022   05/01/2008 A         25,492
------------------------------------------------------------------------------------------------------------------
       25,000  San Francisco City & County
               Airports Commission                             5.000      05/01/2023   05/01/2009 A         25,548
------------------------------------------------------------------------------------------------------------------
      140,000  San Francisco City & County
               Airports Commission 1                           5.000      05/01/2025   01/01/2010 A        142,006
------------------------------------------------------------------------------------------------------------------
      120,000  San Francisco City & County
               Airports Commission                             5.000      05/01/2028   01/01/2010 A        121,333
------------------------------------------------------------------------------------------------------------------
       25,000  San Francisco City & County
               Airports Commission                             5.300      05/01/2008   05/01/2006 A         25,608
------------------------------------------------------------------------------------------------------------------
       55,000  San Francisco City & County
               Airports Commission 1                           5.500      05/01/2015   05/01/2008 A         57,409
------------------------------------------------------------------------------------------------------------------
       25,000  San Francisco City & County
               Airports Commission                             5.500      05/01/2016   05/01/2012 A         26,833
------------------------------------------------------------------------------------------------------------------
       15,000  San Francisco City & County
               Airports Commission 1                           5.500      05/01/2024   05/01/2010 A         15,813
------------------------------------------------------------------------------------------------------------------
      225,000  San Francisco City & County
               Airports Commission 1                           5.500      05/01/2026   05/01/2007 A        228,206
------------------------------------------------------------------------------------------------------------------
       50,000  San Francisco City & County
               Airports Commission 1                           5.500      05/01/2026   05/01/2007 A         50,713
------------------------------------------------------------------------------------------------------------------
       25,000  San Francisco City & County
               Airports Commission                             5.500      05/01/2026   05/01/2006 A         25,613
------------------------------------------------------------------------------------------------------------------
       25,000  San Francisco City & County
               Airports Commission                             5.600      05/01/2013   05/01/2006 A         25,377
------------------------------------------------------------------------------------------------------------------
       45,000  San Francisco City & County
               Airports Commission                             5.625      05/01/2010   05/01/2006 A         45,681
------------------------------------------------------------------------------------------------------------------
       15,000  San Francisco City & County
               Airports Commission                             5.625      05/01/2011   05/01/2006 A         15,227
------------------------------------------------------------------------------------------------------------------
       50,000  San Francisco City & County
               Airports Commission                             5.625      05/01/2015   05/01/2006 A         50,735
------------------------------------------------------------------------------------------------------------------
       20,000  San Francisco City & County
               Airports Commission                             5.625      05/01/2016   05/01/2006 A         20,294
------------------------------------------------------------------------------------------------------------------
      100,000  San Francisco City & County
               Airports Commission 1                           5.625      05/01/2017   05/01/2006 A        102,460
------------------------------------------------------------------------------------------------------------------
      510,000  San Francisco City & County
               Airports Commission 1                           5.625      05/01/2021   05/01/2008 A        522,546
------------------------------------------------------------------------------------------------------------------
       55,000  San Francisco City & County
               Airports Commission 1                           5.625      05/01/2021   05/01/2006 A         55,808
------------------------------------------------------------------------------------------------------------------
    1,000,000  San Francisco City & County
               Airports Commission 1                           5.625      05/01/2021   05/01/2006 A      1,014,690
------------------------------------------------------------------------------------------------------------------
    1,000,000  San Francisco City & County
               Airports Commission 1                           5.700      05/01/2014   05/01/2006 A      1,015,310
------------------------------------------------------------------------------------------------------------------
    2,035,000  San Francisco City & County
               Airports Commission 1                           5.700      05/01/2026   05/01/2006 A      2,086,160


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     170,000  San Francisco City & County
               Airports Commission 1                           5.800%     05/01/2021   05/01/2006 A   $    172,628
------------------------------------------------------------------------------------------------------------------
      150,000  San Francisco City & County
               Airports Commission (SFO Fuel Company) 1        5.125      01/01/2017   01/01/2008 A        153,785
------------------------------------------------------------------------------------------------------------------
       20,000  San Francisco City & County COP
               (77th Street Property)                          5.300      09/01/2022   09/01/2007 A         20,924
------------------------------------------------------------------------------------------------------------------
       50,000  San Francisco City & County COP
               (San Bruno Jail)                                5.250      10/01/2026   10/01/2008 A         52,807
------------------------------------------------------------------------------------------------------------------
    2,000,000  San Francisco City & County COP
               (San Bruno Jail) 1                              5.250      10/01/2033   10/01/2008 A      2,106,340
------------------------------------------------------------------------------------------------------------------
       45,000  San Francisco City & County
               Improvement Bond Act 1915                       6.850      09/02/2026   03/02/2006 A         46,401
------------------------------------------------------------------------------------------------------------------
       50,000  San Francisco City & County Public
               Utilities Commission                            5.000      11/01/2026   11/01/2006 A         51,163
------------------------------------------------------------------------------------------------------------------
      115,000  San Francisco City & County Redevel.
               Agency                                          6.750      07/01/2025   07/01/2006 A        116,305
------------------------------------------------------------------------------------------------------------------
       10,000  San Francisco City & County Redevel.
               Agency (FHA Insured-Section 8) 3                6.850      07/01/2024   07/01/2006 A         10,026
------------------------------------------------------------------------------------------------------------------
       65,000  San Francisco City & County Redevel.
               Agency (South Beach)                            5.700      03/01/2029   03/01/2006 A         65,045
------------------------------------------------------------------------------------------------------------------
       20,000  San Francisco City & County Redevel.
               Financing Authority                             4.800      08/01/2016   08/01/2016           20,025
------------------------------------------------------------------------------------------------------------------
      100,000  San Francisco City & County Redevel.
               Financing Authority                             5.000      08/01/2018   08/01/2006 A        100,127
------------------------------------------------------------------------------------------------------------------
      275,000  San Jose Finance Authority, Series B            5.625      11/15/2018   11/15/2006 A        275,523
------------------------------------------------------------------------------------------------------------------
       50,000  San Jose Improvement Bond Act 1915              5.750      09/02/2019   03/02/2006 A         51,523
------------------------------------------------------------------------------------------------------------------
       15,000  San Jose Redevel. Agency                        5.000      08/01/2021   02/01/2006 A         15,018
------------------------------------------------------------------------------------------------------------------
       20,000  San Jose Redevel. Agency 1                      5.750      08/01/2017   08/01/2007 A         20,974
------------------------------------------------------------------------------------------------------------------
      190,000  San Leandro Community Facilities
               District No. 1 Special Tax                      6.400      09/01/2019   09/01/2008 A        203,349
------------------------------------------------------------------------------------------------------------------
    1,045,000  San Marcos Special Tax                          5.900      09/01/2028   03/01/2012 A      1,093,875
------------------------------------------------------------------------------------------------------------------
    1,665,000  San Marcos Special Tax                          5.950      09/01/2035   03/01/2012 A      1,735,196
------------------------------------------------------------------------------------------------------------------
       15,000  San Pablo Redevel. Agency                       5.250      12/01/2016   06/01/2006 A         15,176
------------------------------------------------------------------------------------------------------------------
       15,000  San Pablo Redevel. Agency                       6.000      12/01/2017   06/01/2006 A         15,183
------------------------------------------------------------------------------------------------------------------
       25,000  San Pablo Redevel. Agency
               (Tax Allocation-Merged Project Area)            5.250      12/01/2023   12/01/2006 A         25,285
------------------------------------------------------------------------------------------------------------------
       15,000  Sanger Public Financing Authority,
               Series A                                        7.125      08/01/2009   02/01/2006 A         15,031
------------------------------------------------------------------------------------------------------------------
       15,000  Sanger Public Financing Authority,
               Series A                                        7.250      06/01/2015   08/01/2006 A         15,026
------------------------------------------------------------------------------------------------------------------
       35,000  Santa Barbara COP
               (Fact Retirement Services)                      5.750      08/01/2020   08/01/2006 A         36,136
------------------------------------------------------------------------------------------------------------------
       50,000  Santa Barbara Redevel. Agency
               (Central City)                                  6.000      03/01/2008   05/07/2007 B         51,593


             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      70,000  Santa Clara County Financing Authority          5.000%     11/15/2022   11/15/2007 A   $     73,147
------------------------------------------------------------------------------------------------------------------
       65,000  Santa Clara County Hsg. Authority
               (Rivertown Apartments) 1                        5.700      08/01/2021   02/01/2013 A         67,353
------------------------------------------------------------------------------------------------------------------
       25,000  Santa Clara USD                                 5.000      08/01/2022   08/01/2007 A         25,791
------------------------------------------------------------------------------------------------------------------
       15,000  Santa Nella County Water District               6.250      09/02/2028   09/02/2010 A         15,404
------------------------------------------------------------------------------------------------------------------
      175,000  Santa Rosa Improvement Bond Act                 5.700      09/02/2019   03/02/2006 A        180,292
------------------------------------------------------------------------------------------------------------------
       40,000  Santa Rosa Improvement Bond Act                 5.750      09/02/2020   03/02/2006 A         40,812
------------------------------------------------------------------------------------------------------------------
       25,000  Santa Rosa Improvement Bond Act
               (Nielson Ranch)                                 6.700      09/02/2022   03/02/2006 A         25,773
------------------------------------------------------------------------------------------------------------------
      980,000  Santaluz Special Tax Community Facilities
               District No. 2                                  6.375      09/01/2030   09/01/2007 A        992,554
------------------------------------------------------------------------------------------------------------------
       50,000  Sausalito School District COP                   5.650      04/01/2008   04/01/2006 A         50,195
------------------------------------------------------------------------------------------------------------------
       50,000  Sausalito School District COP                   5.750      04/01/2009   04/01/2006 A         50,193
------------------------------------------------------------------------------------------------------------------
       15,000  Scotts Valley Special Tax                       5.200      09/01/2028   09/01/2006 A         15,318
------------------------------------------------------------------------------------------------------------------
       15,000  Sequoia Hospital District                       5.375      08/15/2023   08/15/2006 A         15,611
------------------------------------------------------------------------------------------------------------------
       20,000  Sequoia Union High School District              5.250      07/01/2027   07/01/2006 A         20,569
------------------------------------------------------------------------------------------------------------------
       75,000  Solana Beach Community Facilities
               District                                        5.200      09/01/2009   03/01/2006 A         77,054
------------------------------------------------------------------------------------------------------------------
       80,000  Solana Beach Community Facilities
               District                                        5.300      09/01/2010   03/01/2006 A         82,450
------------------------------------------------------------------------------------------------------------------
       70,000  South Tahoe Joint Powers Financing
               Authority                                       5.750      10/01/2025   04/01/2006 A         71,525
------------------------------------------------------------------------------------------------------------------
       20,000  South Tahoe Redevel. Agency                     6.700      10/01/2031   10/01/2013 A         20,720
------------------------------------------------------------------------------------------------------------------
    1,000,000  Southern CA Public Power Authority 1            5.000      07/01/2015   07/01/2006 A      1,001,560
------------------------------------------------------------------------------------------------------------------
        5,000  Southern CA Public Power Authority              5.500      07/01/2020   07/01/2006 A          5,006
------------------------------------------------------------------------------------------------------------------
      100,000  Southern CA Public Power Authority
               Linked SAVRS & RIBS                             6.000      07/01/2012   07/01/2006 A        100,255
------------------------------------------------------------------------------------------------------------------
       45,000  Southern CA Tobacco Securitization
               Authority (TASC)                                5.250      06/01/2027   12/08/2007 C         45,873
------------------------------------------------------------------------------------------------------------------
      120,000  Southern CA Tobacco Securitization
               Authority (TASC)                                5.500      06/01/2036   06/01/2012 A        122,528
------------------------------------------------------------------------------------------------------------------
      110,000  Southern CA Tobacco Securitization
               Authority (TASC)                                5.625      06/01/2043   06/01/2012 A        112,934
------------------------------------------------------------------------------------------------------------------
       25,000  Stockton Community Facilities District          5.550      08/01/2014   08/01/2008 A         25,290
------------------------------------------------------------------------------------------------------------------
       25,000  Stockton Community Facilities District          6.750      08/01/2010   08/01/2006 A         25,337
------------------------------------------------------------------------------------------------------------------
       25,000  Stockton Health Facilities
               (Dameron Hospital Assoc.)                       5.700      12/01/2014   12/01/2007 A         26,076
------------------------------------------------------------------------------------------------------------------
       55,000  Stockton Public Financing Authority,
               Series B                                        6.350      09/02/2010   03/02/2006 A         57,083
------------------------------------------------------------------------------------------------------------------
       30,000  Stockton USD 1                                  5.450      02/01/2015   02/01/2007 A         30,925
------------------------------------------------------------------------------------------------------------------
       25,000  Susanville COP 3                                6.000      05/01/2011   05/01/2006 A         25,423
------------------------------------------------------------------------------------------------------------------
       25,000  Susanville Public Facilities COP 3              5.750      05/01/2011   05/01/2006 A         25,180
------------------------------------------------------------------------------------------------------------------
       60,000  Susanville Public Financing Authority           5.500      09/01/2027   09/01/2014 A         62,915


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     750,000  Tejon Ranch Public Facilities Finance
               Authority Special Tax
               (Community Facilities District No. 1)           7.200%     09/01/2030   03/01/2006 A   $    773,078
------------------------------------------------------------------------------------------------------------------
       60,000  Temecula Valley USD                             5.250      08/01/2014   08/01/2007 A         62,885
------------------------------------------------------------------------------------------------------------------
       40,000  Temple City USD                                 5.000      08/01/2023   08/01/2008 A         41,752
------------------------------------------------------------------------------------------------------------------
       50,000  Tracy Community Facilities District             5.400      09/01/2015   09/01/2012 A         50,857
------------------------------------------------------------------------------------------------------------------
       50,000  Tracy Community Facilities District             6.100      09/01/2015   03/02/2006 A         51,543
------------------------------------------------------------------------------------------------------------------
       10,000  Tracy Community Facilities District             6.500      09/01/2020   09/02/2006 A         10,309
------------------------------------------------------------------------------------------------------------------
      100,000  Tracy Community Facilities District
               (South MacArthur Area)                          6.000      09/01/2027   09/01/2006 A        103,033
------------------------------------------------------------------------------------------------------------------
       30,000  Tracy Community Facilities District
               (South MacArthur Area)                          6.300      09/01/2017   09/02/2006 A         30,924
------------------------------------------------------------------------------------------------------------------
       55,000  Tracy COP
               (Community Park & Civic Center)                 6.625      03/01/2018   03/01/2006 A         55,879
------------------------------------------------------------------------------------------------------------------
       50,000  Tri-City Hospital District 1                    5.750      02/01/2015   02/01/2006 A         53,011
------------------------------------------------------------------------------------------------------------------
       20,000  Tri-City Hospital District 1                    6.000      02/01/2022   02/01/2006 A         21,336
------------------------------------------------------------------------------------------------------------------
       50,000  Truckee-Donner Public Utility District          5.400      11/15/2021   11/15/2006 A         51,738
------------------------------------------------------------------------------------------------------------------
       30,000  Truckee-Donner Public Utility District
               Special Tax                                     5.800      09/01/2035   03/01/2006 A         30,906
------------------------------------------------------------------------------------------------------------------
      205,000  Turlock Auxiliary Organization COP
               (California Universities-Stanlius Foundation)   5.875      06/01/2022   06/01/2006 A        210,750
------------------------------------------------------------------------------------------------------------------
       15,000  Turlock Irrigation District, Series A 1         5.000      01/01/2026   01/01/2008 A         15,544
------------------------------------------------------------------------------------------------------------------
       20,000  University of California, Series E              5.375      09/01/2024   09/01/2007 A         20,786
------------------------------------------------------------------------------------------------------------------
      210,000  Upland Community Facilities District
               Special Tax                                     5.900      09/01/2024   09/01/2013 A        219,841
------------------------------------------------------------------------------------------------------------------
       85,000  Upland COP
               (San Antonio Community Hospital) 1              5.000      01/01/2018   07/01/2006 A         85,867
------------------------------------------------------------------------------------------------------------------
       25,000  Vacaville COP                                   5.500      08/15/2027   08/15/2006 A         25,746
------------------------------------------------------------------------------------------------------------------
       20,000  Vacaville Improvement Bond Act 1915             5.850      09/02/2016   03/02/2006 A         20,604
------------------------------------------------------------------------------------------------------------------
      250,000  Vacaville Public Financing Authority            5.400      09/01/2022   03/01/2006 A        254,425
------------------------------------------------------------------------------------------------------------------
      110,000  Vacaville Redevel. Agency
               (Vacaville Community Hsg.)                      6.000      11/01/2024   11/01/2010 A        115,149
------------------------------------------------------------------------------------------------------------------
      100,000  Val Verde USD                                   6.125      09/01/2034   03/01/2006 A        101,537
------------------------------------------------------------------------------------------------------------------
      150,000  Vallejo COP (Marine World Foundation) 3         7.000      02/01/2017   02/01/2007 A        156,003
------------------------------------------------------------------------------------------------------------------
       10,000  Vallejo Public Financing Authority, Series A    7.500      09/01/2020   03/01/2006 A         10,019
------------------------------------------------------------------------------------------------------------------
       30,000  Vallejo Quadrant Improvement District           6.000      09/01/2026   09/01/2013 A         31,252
------------------------------------------------------------------------------------------------------------------
       15,000  Vallejo Quadrant Improvement District           6.125      09/01/2034   09/01/2015 A         15,668
------------------------------------------------------------------------------------------------------------------
      245,000  Ventura Port District COP                       6.375      08/01/2028   08/01/2010 A        255,596
------------------------------------------------------------------------------------------------------------------
      145,000  Victor Elementary School District               5.600      09/01/2034   09/01/2014 A        147,113
------------------------------------------------------------------------------------------------------------------
        5,000  Vista Joint Powers Financing Authority          6.250      12/01/2019   06/01/2006 A          5,029
------------------------------------------------------------------------------------------------------------------
       10,000  Wasco Improvement Bond Act 1915                 8.800      09/02/2019   03/02/2006 A         10,030
------------------------------------------------------------------------------------------------------------------
       25,000  Washington Township Hospital District 1         5.500      07/01/2009   07/01/2006 A         25,045
------------------------------------------------------------------------------------------------------------------
      175,000  Washington Township Hospital District 1         5.500      07/01/2018   07/01/2006 A        175,147


             38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      50,000  Washington Township Hospital District 1         5.500%     07/01/2018   07/01/2006 A   $     50,088
------------------------------------------------------------------------------------------------------------------
       25,000  West Contra Costa USD                           5.000      08/01/2023   08/01/2009 A         26,324
------------------------------------------------------------------------------------------------------------------
       10,000  West Patterson Financing Authority              5.850      09/01/2028   09/01/2015 A         10,367
------------------------------------------------------------------------------------------------------------------
       15,000  West Patterson Financing Authority
               Special Tax                                     6.000      09/01/2039   09/01/2015 A         15,546
------------------------------------------------------------------------------------------------------------------
       75,000  West Patterson Financing Authority
               Special Tax                                     6.600      09/01/2033   03/01/2008 A         77,419
------------------------------------------------------------------------------------------------------------------
       35,000  West Patterson Financing Authority
               Special Tax                                     6.750      09/01/2036   03/01/2008 A         36,135
------------------------------------------------------------------------------------------------------------------
       50,000  West Sacramento Financing Authority
               Special Tax                                     6.100      09/01/2029   03/01/2008 A         52,051
------------------------------------------------------------------------------------------------------------------
       20,000  West Sacramento Improvement
               Bond Act 1915                                   8.500      09/02/2017   11/01/2015 B         20,210
------------------------------------------------------------------------------------------------------------------
       60,000  West Sacramento Special Tax Community
               Facilities District                             6.650      09/01/2019   03/01/2010 A         64,326
------------------------------------------------------------------------------------------------------------------
       50,000  West Sacramento Special Tax Community
               Facilities District No. 14                      6.125      09/01/2021   03/01/2011 A         52,427
------------------------------------------------------------------------------------------------------------------
      100,000  West Sacramento Special Tax Community
               Facilities District No. 16                      6.000      09/01/2033   09/01/2013 A        104,098
------------------------------------------------------------------------------------------------------------------
      120,000  Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)            6.000      09/01/2024   09/01/2014 A        123,683
------------------------------------------------------------------------------------------------------------------
       20,000  Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)            6.875      09/01/2031   09/01/2009 A         21,149
------------------------------------------------------------------------------------------------------------------
       15,000  Western Municipal Water Districts               7.125      09/02/2014   03/02/2006 A         15,433
------------------------------------------------------------------------------------------------------------------
      140,000  Y/S School Facilities Financing Authority
               (Chula Vista Elementary School)                 5.000      09/01/2015   03/01/2006 A        143,006
------------------------------------------------------------------------------------------------------------------
       25,000  Yucaipa Redevel. Agency
               (Eldorado Palms Mobile Home)                    6.000      05/01/2030   05/01/2010 A         25,737
                                                                                                      ------------
                                                                                                       156,148,919
------------------------------------------------------------------------------------------------------------------
 OTHER STATES--0.0%
       50,000  LA Stadium & Exposition District, Series B      5.250      07/01/2020   07/01/2006 A         50,655
------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--10.1%
      600,000  Guam Government Waterworks Authority
               & Wastewater System                             6.000      07/01/2025   07/01/2015 A        642,966
------------------------------------------------------------------------------------------------------------------
      260,000  Guam Power Authority, Series A                  5.250      10/01/2023   10/01/2006 A        262,330
------------------------------------------------------------------------------------------------------------------
      500,000  Puerto Rico Commonwealth GO                     5.000      07/01/2029   07/01/2014 A        509,610
------------------------------------------------------------------------------------------------------------------
      360,000  Puerto Rico Electric Power Authority,
               Series AA                                       5.375      07/01/2027   07/01/2007 A        373,770
------------------------------------------------------------------------------------------------------------------
      275,000  Puerto Rico HBFA 1                              6.250      04/01/2029   04/01/2006 A        278,988
------------------------------------------------------------------------------------------------------------------
      465,000  Puerto Rico HFC (Homeowner Mtg.) 1              5.200      12/01/2032   12/01/2008 A        477,890
------------------------------------------------------------------------------------------------------------------
    2,000,000  Puerto Rico Highway & Transportation
               Authority, Series K                             5.000      07/01/2021   07/01/2015 A      2,086,920


             39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE            VALUE
       AMOUNT                                                 COUPON        MATURITY    MATURITY*       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   4,000,000  Puerto Rico Highway & Transportation
               Authority, Series K                             5.000%     07/01/2023   07/01/2015 A   $  4,148,880
-------------------------------------------------------------------------------------------------------------------
      600,000  Puerto Rico ITEMECF
               (Cogeneration Facilities)                       6.625      06/01/2026   06/01/2010 A        653,232
-------------------------------------------------------------------------------------------------------------------
    1,500,000  Puerto Rico Municipal Finance Agency,
               Series A                                        5.250      08/01/2023   08/01/2015 A      1,604,145
-------------------------------------------------------------------------------------------------------------------
       75,000  Puerto Rico Port Authority, Series D            6.000      07/01/2021   07/01/2006 A         75,163
-------------------------------------------------------------------------------------------------------------------
      580,000  Puerto Rico Port Authority, Series D 1          7.000      07/01/2014   07/01/2006 A        581,566
-------------------------------------------------------------------------------------------------------------------
      685,000  University of Puerto Rico, Series O 1           5.375      06/01/2030   06/01/2006 A        693,604
-------------------------------------------------------------------------------------------------------------------
      250,000  V.I. Public Finance Authority, Series A         5.250      10/01/2024   10/01/2014 A        265,993
-------------------------------------------------------------------------------------------------------------------
      160,000  V.I. Public Finance Authority, Series A         5.500      10/01/2022   10/01/2010 A        165,941
-------------------------------------------------------------------------------------------------------------------
    2,500,000  V.I. Public Finance Authority, Series A 1       6.375      10/01/2019   10/01/2010 A      2,783,750
                                                                                                      -------------
                                                                                                        15,604,748

-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $170,209,491)--110.7%                                                171,804,322
-------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(10.7)                                                          (16,613,055)
                                                                                                      -------------
NET ASSETS--100.0%                                                                                    $155,191,267
                                                                                                      =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. Security has been segregated for collateral to cover borrowings. See Note 6 of Notes to Financial Statements.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of January 31, 2006 was $7,173,551, which represents 4.62% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

5. When-issued security or forward commitment to be delivered and settled after January 31, 2006. See Note 1 of Notes to Financial Statements.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


             40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG       Association of Bay Area Governments
CALC       Community Alzheimer's Living Center
CCH        Clovis Community Hospital
CDA        Communities Development Authority
CDC        Community Development Corp.
CHCC       Community Hospitals of Central California
COP        Certificates of Participation
CVHP       Citrus Valley Health Partners
CVMC       Citrus Valley Medical Center
FCH        Fresno Community Hospital
FHA        Federal Housing Agency
FH         Foothill Hospital
FNMA       Federal National Mortgage Assoc.
GNMA       Government National Mortgage Assoc.
GO         General Obligation
HBFA       Housing Bank and Finance Agency
HFA        Housing Finance Agency/Authority
HFC        Housing Finance Corp.
IBA        Improvement Bond Act 1915
INFLOS     Inverse Floating Rate Securities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R Modesto Irrigation District for the City of Santa Clara and the City of Redding
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
SAVRS      Select Auction Variable Rate Securities
SCH        Sierra Community Hospital
SMCH       Sierra Meadows Convalescent Hospital
TASC       Tobacco Settlement Asset-Backed Bonds
USD        Unified School District
V.I.       United States Virgin Islands


             41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS January 31, 2006
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                 VALUE          PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                      $  40,403,517             23.5%
General Obligation                                  21,057,691             12.3
Special Tax                                         18,520,588             10.8
Special Assessment                                  15,453,668              9.0
Marine/Aviation Facilities                          11,023,895              6.4
Municipal Leases                                    10,969,015              6.4
Water Utilities                                      7,269,814              4.2
Highways/Railways                                    6,262,066              3.6
Adult Living Facilities                              5,873,434              3.4
Multifamily Housing                                  4,849,742              2.8
Hospital/Health Care                                 4,661,040              2.7
Higher Education                                     4,608,677              2.7
Electric Utilities                                   4,493,081              2.6
Sales Tax Revenue                                    3,556,892              2.1
Single Family Housing                                3,112,341              1.8
Not-for-Profit Organization                          2,694,410              1.6
Sewer Utilities                                      1,947,841              1.1
Hotels, Restaurants & Leisure                        1,606,084              0.9
Gas Utilities                                        1,529,741              0.9
Resource Recovery                                      938,710              0.6
Education                                              385,655              0.2
Manufacturing, Durable Goods                           362,023              0.2
Pollution Control                                      111,388              0.1
Student Loans                                           86,635              0.1
Parking Fee Revenue                                     26,374              0.0
                                                 -------------------------------
Total                                            $ 171,804,322            100.0%
                                                 ===============================


             42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
SUMMARY OF RATINGS January 31, 2006
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATING                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        32.6%
AA                                                                          7.8
A                                                                          10.0
BBB                                                                        44.8
BB                                                                          0.4
B                                                                           0.3
Not Rated                                                                   4.1
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

January 31, 2006
--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $170,209,491)--see accompanying statement of investments      $ 171,804,322
--------------------------------------------------------------------------------------------------------
Cash                                                                                            255,879
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                            4,031,411
Interest                                                                                      2,547,638
Investments sold                                                                                346,147
Due from Manager                                                                                  9,416
Other                                                                                             2,038
                                                                                          --------------
Total assets                                                                                178,996,851

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                           22,600,000
Investments purchased (including $250,000 purchased on a when-issued
basis or forward commitment)                                                                    688,863
Shares of beneficial interest redeemed                                                          238,044
Dividends                                                                                       132,403
Interest expense                                                                                 54,860
Distribution and service plan fees                                                               30,868
Shareholder communications                                                                       22,000
Transfer and shareholder servicing agent fees                                                     8,789
Trustees' compensation                                                                              256
Other                                                                                            29,501
                                                                                          --------------
Total liabilities                                                                            23,805,584

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $ 155,191,267
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $      43,966
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  153,891,182
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                77,434
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                   (416,146)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                    1,594,831
                                                                                          --------------
NET ASSETS                                                                                $ 155,191,267
                                                                                          ==============


             44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $112,059,955 and
31,742,119 shares of beneficial interest outstanding)                                             $3.53
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)   $3.66
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,163,939 and 601,279 shares of
beneficial interest outstanding)                                                                  $3.60
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $40,967,373 and 11,622,303 shares of
beneficial interest outstanding)                                                                  $3.52

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $ 2,741,255
--------------------------------------------------------------------------------
Other income                                                                 12
                                                                    ------------
Total investment income                                               2,741,267
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         266,640
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  92,762
Class B                                                                   8,193
Class C                                                                 159,991
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  24,064
Class B                                                                     720
Class C                                                                   6,913
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  20,315
Class B                                                                     934
Class C                                                                   2,525
--------------------------------------------------------------------------------
Interest expense                                                        294,702
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              16,522
--------------------------------------------------------------------------------
Custodian fees and expenses                                               9,416
--------------------------------------------------------------------------------
Trustees' compensation                                                    5,646
--------------------------------------------------------------------------------
Other                                                                    38,712
                                                                    ------------
Total expenses                                                          948,055
Less waivers and reimbursements of expenses                            (386,735)
                                                                    ------------
Net expenses                                                            561,320

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,179,947

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                       (391,184)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                   (508,411)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,280,352
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS            YEAR
                                                                                         ENDED           ENDED
                                                                              JANUARY 31, 2006        JULY 31,
                                                                                   (UNAUDITED)            2005
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                                             $  2,179,947     $ 1,466,950
---------------------------------------------------------------------------------------------------------------
Net realized loss                                                                     (391,184)         (5,629)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 (508,411)      2,261,355
                                                                                  -----------------------------
Net increase in net assets resulting from operations                                 1,280,352       3,722,676

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             (1,642,740)       (956,961)
Class B                                                                                (29,733)        (30,123)
Class C                                                                               (591,696)       (362,033)

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             68,163,379      31,329,937
Class B                                                                                883,664         723,518
Class C                                                                             19,689,639      16,796,002

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase                                                                      87,752,865      51,223,016
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 67,438,402      16,215,386
                                                                                  -----------------------------
End of period (including accumulated net investment income
of $77,434 and $161,656, respectively)                                            $155,191,267     $67,438,402
                                                                                  =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2006
-----------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-----------------------------------------------------------------------------------
Net increase in net assets from operations                           $   1,280,352
-----------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                     (124,196,230)
Proceeds from disposition of investment securities                      25,601,593
Premium amortization                                                       719,538
Discount accretion                                                         (12,943)
Net realized loss on investments                                           391,184
Net change in unrealized depreciation on investments                       508,411
Increase in interest receivable                                         (1,333,898)
Decrease in receivable for securities sold                               1,252,803
Increase in other assets                                                    (9,306)
Decrease in payable for securities purchased                            (4,882,255)
Increase in payable for accrued expenses                                    69,787
                                                                     --------------
Net cash used in operating activities                                 (100,610,964)

-----------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-----------------------------------------------------------------------------------
Proceeds from bank borrowing                                            74,000,000
Payments on bank borrowing                                             (58,600,000)
Proceeds from shares sold                                               97,532,453
Payment on shares redeemed                                             (11,794,593)
Cash distributions paid                                                   (871,173)
                                                                     --------------
Net cash provided by financing activities                              100,266,687
-----------------------------------------------------------------------------------
Net decrease in cash                                                      (344,277)
-----------------------------------------------------------------------------------
Cash, beginning balance                                                    600,156
                                                                     --------------
Cash, ending balance                                                 $     255,879
                                                                     ==============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $1,300,897.

Cash paid for interest on bank borrowings--$263,655.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            SIX MONTHS                      YEAR
                                                                 ENDED                     ENDED
                                                      JANUARY 31, 2006                  JULY 31,
CLASS A                                                    (UNAUDITED)         2005       2004 1
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    3.56     $   3.30     $   3.35
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .08 2        .16 2        .07
Net realized and unrealized gain (loss)                           (.03)         .25         (.06)
                                                             ------------------------------------
Total from investment operations                                   .05          .41          .01
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.08)        (.15)        (.06)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    3.53     $   3.56     $   3.30
                                                             ====================================

-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                1.39%       12.78%        0.21%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $ 112,060     $ 44,554     $ 11,627
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $  74,329     $ 21,877     $  8,381
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.23%        4.76%        4.99%
Total expenses                                                    1.52%        1.66%        1.92%
Expenses after payments and waivers and
reduction to custodian expenses                                   0.80%        0.80%        0.76%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             14%           4%           2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                            SIX MONTHS                      YEAR
                                                                 ENDED                     ENDED
                                                      JANUARY 31, 2006                  JULY 31,
CLASS B                                                    (UNAUDITED)         2005       2004 1
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    3.63     $   3.36     $   3.35
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .06 2        .14 2        .05
Net realized and unrealized gain (loss)                           (.03)         .26           -- 3
                                                             --------------------------------------
Total from investment operations                                   .03          .40          .05
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.06)        (.13)        (.04)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    3.60     $   3.63     $   3.36
                                                             ======================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                0.99%      12.03%         1.60%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $   2,164     $  1,295     $    510
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $   1,630     $    836     $    297
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                             3.56%        4.11%        3.96%
Total expenses                                                    2.39%        2.86%        2.86%
Expenses after payments and waivers and
reduction to custodian expenses                                   1.55%        1.55%        1.55%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             14%           4%           2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                            SIX MONTHS                      YEAR
                                                                 ENDED                     ENDED
                                                      JANUARY 31, 2006                  JULY 31,
CLASS C                                                    (UNAUDITED)         2005       2004 1
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    3.56     $   3.30     $   3.35
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .06 2        .14 2        .05
Net realized and unrealized gain (loss)                           (.03)         .25         (.06)
                                                             ------------------------------------
Total from investment operations                                   .03          .39         (.01)
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.07)        (.13)        (.04)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    3.52     $   3.56     $   3.30
                                                             ====================================

-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                0.74%       12.00%       (0.16)%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $  40,967     $ 21,589     $  4,079
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $  31,843     $  9,836     $  2,044
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             3.52%        3.98%        3.92%
Total expenses                                                    2.23%        2.55%        2.93%
Expenses after payments and waivers and
reduction to custodian expenses                                   1.55%        1.55%        1.55%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             14%           4%           2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             51 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term California Municipal Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose


             52 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $6,335,535 as of January 31, 2006, which represents 3.54% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2006, the Fund had purchased $250,000 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its


             53 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $408,749 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2006, it is estimated that the Fund will not utilize any capital loss carryfoward to offset realized capital gains. During the year ended July 31, 2005, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2005, the Fund had available for federal income tax purposes post-October losses of $7,397 and unused capital loss carryforward as follows:

                               EXPIRING
                               --------------------
                               2013         $17,565

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


             54 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED JANUARY 31, 2006              YEAR ENDED JULY 31, 2005
                                       SHARES              AMOUNT            SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------
CLASS A
Sold                               21,340,220        $ 75,597,254        11,730,494       $  40,958,956
Dividends and/or
distributions reinvested              275,358             975,458           119,522             417,556
Redeemed                           (2,373,158)         (8,409,333)       (2,871,399)        (10,046,575)
                                   ---------------------------------------------------------------------
Net increase                       19,242,420        $ 68,163,379         8,978,617       $  31,329,937
                                   =====================================================================

--------------------------------------------------------------------------------------------------------
CLASS B
Sold                                  245,882        $    888,550           257,816       $     906,437
Dividends and/or
distributions reinvested                5,004              18,081             5,781              20,386
Redeemed                               (6,367)            (22,967)          (58,443)           (203,305)
                                   ---------------------------------------------------------------------
Net increase                          244,519        $    883,664           205,154       $     723,518
                                   =====================================================================

--------------------------------------------------------------------------------------------------------
CLASS C
Sold                                6,477,842        $ 22,939,103         5,277,247       $  18,364,343
Dividends and/or
distributions reinvested               86,867             307,358            59,643             206,703
Redeemed                           (1,007,509)         (3,556,822)         (508,169)         (1,775,044)
                                   ---------------------------------------------------------------------
Net increase                        5,557,200        $ 19,689,639         4,828,721       $  16,796,002
                                   =====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2006, were as follows:

                                          PURCHASES             SALES
             --------------------------------------------------------
             Investment securities      $81,643,432       $10,676,748


             55 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million of average daily net assets, 0.40% of the next $1,750 million of average daily net assets and 0.39% of average daily net assets in excess of $2 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2006, the Fund paid $24,483 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B and Class C shares were $17,332 and $439,590, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the


             56 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2006         $85,800             $--            $454         $10,493

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 0.80% for Class A shares and 1.55% for Class B and Class C shares, respectively. During the six months ended January 31, 2006, the Manager waived management fees and/or reimbursed fees of the Fund in the amounts of $270,393, $6,868 and $109,474 for Class A, Class B and Class C shares, respectively. The voluntary waivers described above may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.4016% as of January 31, 2006). The Fund pays additional fees of 0.30% per annum on its


             57 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six months ended January 31, 2006, the average daily loan balance was $14,836,413 at an average daily interest rate of 3.903%. The Fund had borrowings outstanding of $22,600,000 at January 31, 2006 at an interest rate of 4.4016%. The Fund had gross borrowings and gross loan repayments of $74,000,000 and $58,600,000, respectively, during the six months ended January 31, 2006. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2006 was $24,300,000. The Fund paid $22,933 in fees and $263,655 in interest during the six months ended January 31, 2006.

--------------------------------------------------------------------------------
7. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds excluding the Fund, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


             58 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On September 26, 2005, a shareholder meeting of the Oppenheimer Limited Term California Municipal Fund was held at which the eleven Trustees identified below were elected (Proposal No. 1). The meeting on September 26, 2005 was adjourned until October 4, 2005 for Proposal No. 2, at which meeting all sub-proposals of Proposal 2 were approved as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

----------------------------------------------------------------------------------------------
PROPOSAL NO. 1

NOMINEE                                       FOR             WITHHELD                   TOTAL
----------------------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                     7,994,186.901           22,922.789           8,017,109.690
Robert G. Galli                     7,994,186.901           22,922.789           8,017,109.690
Phillip A. Griffiths                7,994,186.901           22,922.789           8,017,109.690
Mary F. Miller                      7,994,186.901           22,922.789           8,017,109.690
Joel W. Motley                      7,994,186.901           22,922.789           8,017,109.690
John V. Murphy                      7,994,186.901           22,922.789           8,017,109.690
Kenneth A. Randall                  7,994,186.901           22,922.789           8,017,109.690
Russell S. Reynolds, Jr.            7,994,186.901           22,922.789           8,017,109.690
Joseph M. Wikler                    7,994,186.901           22,922.789           8,017,109.690
Peter I. Wold                       7,994,186.901           22,922.789           8,017,109.690
Clayton K. Yeutter                  7,994,186.901           22,922.789           8,017,109.690

----------------------------------------------------------------------------------------------
PROPOSAL NO. 2: TO CHANGE THE POLICY ON
                                                                     BROKER
FOR                            AGAINST          ABSTAIN            NON-VOTE              TOTAL
----------------------------------------------------------------------------------------------
2B: Concentration of Investments
   5,702,446.558            53,887.562      158,351.094       2,055,281.000      7,969,966.214
2D: Lending
   5,479,212.504           120,662.591      314,810.119       2,055,281.000      7,969,966.214
2E: Real Estate and Commodities
   5,526,106.333           115,401.857      273,177.024       2,055,281.000      7,969,966.214
2F: Senior Securities
   5,507,808.568           119,552.030      287,324.616       2,055,281.000      7,969,966.214


             59 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


             60 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


             61 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. Mr. Fielding has had over 28 years of experience managing tax exempt and fixed income investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other California short-intermediate municipal debt funds advised by the Manager and other investment advisers. The Board noted that the Fund's one-year and since inception performance were better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other California short-intermediate municipal debt funds and other funds with comparable asset levels and distribution features. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating Expenses" will not exceed 0.80% for Class A shares and 1.55% for Class B, and Class C


             62 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND shares, respectively. The Board noted that the Fund's contractual and actual management fees and total expenses were all lower than its peer group average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. The Board also considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


             63 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006